UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock Global Long/ Short Equity Fund

BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	676,689,252	$676,689,252

Total Short-Term Securities (Cost — $676,689,252*) — 99.5%		676,689,252

Other Assets Less Liabilities — 0.5%		3,666,421

Net Assets — 100.0%		$680,355,673

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	622,257,520	54,431,732	676,689,252	$ 54,453

(b)	Represents the current yield as of report date.

• Total return swaps outstanding as of October 31, 2013 were as follows:[1]
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	11/12/13 – 5/07/15	$ 46,305,285	$ 11,632,619[2]	$ 57,563,906
	Morgan Stanley & Co, Inc.	10/09/14 – 7/11/16	51,713,806	8,305,548[3]	57,718,517
	UBS AG	2/25/14 – 4/27/18	44,740,022	9,733,271[4]	53,509,800
Total				$ 29,671,438	$ 168,792,223

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $(373,998) of dividends and financing income payable from the Fund to the counterparty.
[3]	Amount includes $(2,300,837) of dividends and financing income payable from the Fund to the counterparty.
[4]	Amount includes $(963,493) of dividends and financing income payable from the Fund to the counterparty.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited

BLACKROCK FUNDS	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2013:

	Shares	Value
Reference Entity — Long
Brazil
AES Tiete SA, Preference Shares	114,100	$1,115,432
BM&FBovespa SA	431,300	2,431,622
Bradespar SA, Preference Shares	89,700	1,067,495
Centrais Eletricas Brasileiras SA, Preference B Shares	179,600	954,842
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	87,100	4,319,619
Cia de Saneamento Basico do Estado de Sao Paulo	147,400	1,562,037
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	143,540	1,522,959
Cia Energetica de Minas Gerais, Preference Shares	5,543	49,313
Cia Energetica de Sao Paulo, Preference B Shares	4,900	51,249
Cia Paranaense de Energia, Preference B Shares	82	1,144
Cia Siderurgica Nacional SA	369,500	2,010,626
Even Construtora e Incorporadora SA	381,000	1,420,119
Gerdau SA, Preference Shares	37,700	297,366
JBS SA	695,500	2,499,230
Kroton Educacional SA	6,200	91,608
Metalurgica Gerdau SA, Preference Shares	151,600	1,549,701
Multiplus SA	55,200	683,778
Petroleo Brasileiro SA - ADR	272,157	4,942,371
Petroleo Brasileiro SA, Preference Shares	221,200	2,017,282
Porto Seguro SA	10,900	136,968
Randon Participacoes SA, Preference Shares	36,300	205,790
Rossi Residencial SA	373,200	459,795
Sul America SA	21,300	155,932
Tim Participacoes SA	1,190,100	6,066,843
Vale SA, Preference Shares - ADR	312,496	4,574,941
Vale SA, Preference A Shares	334,200	4,899,173

		45,087,235
Chile
Enersis SA - ADR	337,996	5,576,934
China
Agile Property Holdings Ltd.	1,352,000	1,631,620
Agricultural Bank of China Ltd., Class H	1,190,000	573,455
Anta Sports Products Ltd.	106,000	152,046
Bank of China Ltd., Class H	3,846,000	1,805,760
Bank of Communications Co., Ltd., Class H	884,000	647,743
	Shares	Value
Reference Entity — Long
China (concluded)
China Citic Bank Corp. Ltd., Class H	134,000	$75,337
China Communications Construction Corp. Ltd., Class H	7,136,000	5,824,503
China Construction Bank, Class H	2,266,000	1,763,008
China Merchants Bank Co., Ltd., Class H	31,111	61,861
China Mobile Ltd.	383,500	3,985,198
China Oilfield Services Ltd., Class H	712,000	1,989,815
China Railway Construction Corp., Class H	1,326,500	1,454,928
China Railway Group Ltd., Class H	759,000	428,604
China Shanshui Cement Group Ltd.	617,000	219,766
China Shenhua Energy Co., Ltd., Class H	56,000	170,345
CNOOC Ltd.	709,000	1,442,086
Fosun International Ltd.	240,500	231,166
Greentown China Holdings Ltd.	525,500	1,023,075
Guangzhou Pharmaceutical Co., Ltd.	178,000	644,326
Guangzhou R&F Properties Co., Ltd., Class H	1,085,200	1,901,305
Huaneng Power International, Inc., Class H	130,000	135,695
Industrial and Commercial Bank of China Ltd., Class H	1,641,000	1,150,384
Intime Retail Group Co.Lltd.	174,500	207,712
Jiangsu Expressway Co., Ltd., Class H	1,984,000	2,497,593
Lonking Holdings Ltd.	2,388,000	486,800
Shanghai Industrial Holdings Ltd.	273,000	902,698
Sinopharm Group Co., Class H	345,600	936,097
Wumart Stores, Inc., Class H	231,000	385,880
Zhejiang Expressway Co., Ltd., Class H	1,144,000	1,054,772
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	77,600	71,583

		33,855,161
Hong Kong
China Unicom Hong Kong Ltd.	302,000	472,483
Chow Tai Fook Jewellery Group Ltd.	101,600	168,477
Geely Automobile Holdings Ltd.	16,775,000	8,456,047
GOME Electrical Appliances Holding Ltd.	8,737,000	1,352,162
Guangdong Investment Ltd.	1,530,000	1,317,091
Huabao International Holdings Ltd.	945,000	414,681
KWG Property Holding Ltd.	801,000	518,574
Shenzhen Investment Ltd.	904,000	361,733

		13,061,248

BLACKROCK FUNDS	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long
Indonesia
Indocement Tunggal Prakarsa Tbk PT	698,000	$1,293,537
Indofood Sukses Makmur Tbk PT	478,500	281,897
Perusahaan Gas Negara Persero Tbk PT	5,898,000	2,667,623
United Tractors Tbk PT	350,000	543,226

		4,786,283

Malaysia
Berjaya Sports Toto Bhd	15	20
British American Tobacco Malaysia Bhd	116,400	2,342,349
Genting Malaysia Bhd	91,100	124,693
Lafarge Malayan Cement Bhd	77	243
MISC Bhd	468,800	758,769
Petronas Chemicals Group Bhd	4,580,500	10,321,360
PPB Group Bhd	122,200	569,028
Tenaga Nasional Bhd	615,200	1,838,413

		15,954,875

Mexico
Arca Continental SAB de CV	125,900	747,357
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	333,400	1,734,557
Grupo Aeroportuario del Sureste SAB de CV, B Shares	41,700	498,428
Grupo Financiero Santander Mexico SAB de CV, B Shares	89,300	249,956
Grupo Sanborns SA de CV	197,166	408,771
Infraestructura Energetica Nova SAB de CV	168,600	665,238
Kimberly-Clark de Mexico SAB de CV, Class A	1,515,883	4,609,023

		8,913,330

Panama
Copa Holdings SA, Class A, Class A	150,144	22,452,534

Peru
Compania de Minas Buenaventura SA - ADR	34,373	498,408

Philippines
Aboitiz Power Corp.	99,700	78,488
Alliance Global Group, Inc.	625,000	381,358
GT Capital Holdings, Inc.	1,600	31,696
Universal Robina Corp.	104,440	308,269

		799,811

Poland
KGHM Polska Miedz SA	24,047	970,826
PGE SA	441,080	2,576,535
Tauron Polska Energia SA	32,399	52,852
	Shares	Value
Reference Entity — Long
Poland (concluded)
Telekomunikacja Polska SA	869,936	$2,818,498

		6,418,711

Russia
Gazprom OAO	1,313,710	6,161,007
Gazprom OAO - ADR	4,175	39,025
LSR Group - GDR	70,796	291,377
Lukoil OAO	20,061	1,314,591
Lukoil OAO - ADR	20,488	1,341,838
Mobile Telesystems OJSC - ADR	9,222	210,262
Pharmstandard OJSC - GDR	24,113	320,462
Surgutneftegas OAO, Preference Shares	6,241,200	4,642,589

		14,321,151

South Africa
Bidvest Group Ltd.	134,781	3,591,178
Coronation Fund Managers Ltd.	19,503	159,113
FirstRand Ltd.	466,069	1,673,182
Harmony Gold Mining Co., Ltd. - ADR	186,835	635,239
Imperial Holdings Ltd.	77,421	1,645,521
Liberty Holdings Ltd.	76,893	950,659
Life Healthcare Group Holdings Ltd.	452,093	1,843,997
Mr Price Group Ltd.	33,590	528,666
Naspers Ltd., N Shares	29,484	2,759,813
Netcare Ltd.	562,581	1,396,011
Reunert Ltd.	55,720	391,310
Sanlam Ltd.	59,675	320,190
The Spar Group Ltd.	44,935	575,013
Steinhoff International Holdings Ltd.	53,404	206,156
Vodacom Group Ltd.	345,192	3,959,510
Woolworths Holdings Ltd.	268,784	2,021,609

		22,657,167

South Korea
Amorepacific Group	3,091	1,090,763
Chabio & Diostech Co., Ltd.	24,414	236,942
Daelim Industrial Co., Ltd.	1,880	174,508
Dongbu Insurance Co., Ltd.	20,410	913,306
Doosan Corp.	21,259	2,847,973
Grand Korea Leisure Co., Ltd.	13,070	476,071
Halla Climate Control Corp.	32,580	1,218,252
Hana Financial Group, Inc.	4	154
Hanjin Kal Corp.	1	13
Hankook Tire Co., Ltd.	18,488	1,084,587
Hanwha Corp.	233,550	8,840,011
Hyosung Corp.	29,327	1,977,097
Hyundai Engineering & Construction Co., Ltd.	27,276	1,564,828
Hyundai Steel Co.	10,392	855,658

BLACKROCK FUNDS	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long

South Korea (concluded)
ICD Co., Ltd.	12,023	$128,525
Infraware, Inc.	7,564	87,016
KCC Corp.	5,158	2,068,474
KGMobilians Co., Ltd.	14,369	174,649
Kia Motors Corp.	14,618	849,323
Korea Aerospace Industries Ltd.	239,450	6,318,985
Korean Air Lines Co., Ltd.	9	287
Korean Reinsurance Co.	7,880	88,316
LG Corp.	9,334	551,803
Mirae Asset Securities Co., Ltd.	11,290	380,766
Paradise Co., Ltd.	4,043	103,617
Partron Co., Ltd.	42,884	690,561
RFTech Co., Ltd.	28,573	326,677
Samsung Electronics Co., Ltd.	1,738	2,396,803
SK C&C Co., Ltd.	3,337	359,647
SK Hynix, Inc.	95,430	2,871,574
Sung Kwang Bend Co., Ltd.	15,075	412,696

		39,089,882

Taiwan
Asustek Computer, Inc.	154,000	1,175,343
AU Optronics Corp.	17,933,000	5,865,738
Browave Corp.	34,000	94,590
Catcher Technology Co., Ltd.	75,000	436,059
Chimei Innolux Corp.	3,018,000	1,196,896
Chimei Materials Technology Corp.	613,000	627,548
Chong Hong Construction Co.	224,000	736,135
Compeq Manufacturing Co., Ltd.	527,000	266,242
Everlight Electronics Co., Ltd.	978,000	1,847,860
Far Eastern Department Stores Co., Ltd.	1,579,420	1,698,848
Far Eastern New Century Corp.	829,228	952,490
Intai Technology Corp.	31,000	156,495
Largan Precision Co., Ltd.	24,000	817,279
Lite-On Technology Corp.	64,317	112,597
Merida Industry Co., Ltd.	1,108,000	8,388,005
Motech Industries, Inc.	608,000	1,131,251
Phison Electronics Corp.	508,000	3,650,766
Powertech Technology, Inc.	1,059,000	1,908,457
President Chain Store Corp.	975,000	7,111,613
ScinoPharm Taiwan Ltd.	150,000	499,044
Taiflex Scientific Co., Ltd.	125,000	259,421
Taishin Financial Holding Co., Ltd.	128	65
Taiwan Semiconductor Manufacturing Co., Ltd.	1,908,000	7,032,058
Teco Electric and Machinery Co., Ltd.	2,958,000	3,154,766
United Microelectronics Corp.	395,000	167,564
Vanguard International Semiconductor Corp.	360,000	389,135
Wan Hai Lines Ltd.	224,000	120,713
	Shares	Value
Reference Entity — Long

Taiwan (concluded)
Wistron NeWeb Corp.	1,933,000	$4,655,584

		54,452,562

Thailand
Airports of Thailand PCL	329,400	2,243,624
BEC World PCL	1,265,200	2,367,804
PTT Global Chemical PCL	3,277,500	8,266,145
Samart Corp. PCL	653,100	423,859
Thai Airways International PCL	605,900	395,173

		13,696,605

Turkey
BIM Birlesik Magazalar AS	25,280	528,905
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,413,892	2,024,996
Enka Insaat ve Sanayi AS	969,745	2,835,420
Eregli Demir ve Celik Fabrikalari TAS	842,200	1,164,473
KOC Holding AS	162,086	793,858
Koza Altin Isletmeleri AS	11,588	204,983
TAV Havalimanlari Holding AS	293,346	2,122,565
Turkiye Is Bankasi (Isabank), C Shares	17,711	48,384

		9,723,584

United Kingdom
Old Mutual PLC	88,659	287,715
SABMiller PLC	202,643	10,524,105

		10,811,820

United States
The AES Corp.	180,451	2,542,555
Southern Copper Corp.	7,300	204,035

		2,746,590

Total Reference Entity — Long		324,903,891

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(18,000)	(174,118)
Anhanguera Educacional Participacoes SA	(580,200)	(3,470,529)
BR Properties SA	(505,800)	(4,289,885)
BRF SA	(57,100)	(1,340,711)
CCR SA	(20,300)	(168,819)
Cielo SA	(84,500)	(2,564,950)
Cosan SA Industria e Comercio	(337,300)	(6,763,466)
EcoRodovias Infraestrutura e Logistica SA	(78,400)	(531,953)
Embraer SA - ADR	(172,902)	(5,081,590)

BLACKROCK FUNDS	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

Brazil (concluded)
Eneva SA	(30,000)	$(60,262)
Equatorial Energia SA	(15,000)	(155,343)
Gol Linhas Aereas Inteligentes SA - ADR	(184,870)	(955,778)
Klabin SA, Preference Shares	(121,600)	(645,942)
Multiplan Empreendimentos Imobiliarios SA	(2,000)	(46,951)
Totvs SA	(79,000)	(1,339,354)

		(27,589,651)

Chile
Empresa Nacional de Electricidad SA - ADR	(5,447)	(245,660)
Latam Airlines Group SA - ADR	(6,534)	(108,137)
Sociedad Quimica y Minera de Chile SA - ADR	(42,505)	(1,173,563)

		(1,527,360)

China
Aluminum Corp. of China Ltd. - ADR	(12,349)	(112,376)
China COSCO Holdings Co., Ltd., Class H	(1,615,500)	(766,996)
China Life Insurance Co., Ltd., Class H	(3,561,000)	(9,400,251)
China Longyuan Power Group Corp., Class H	(6,394,000)	(7,356,444)
China National Building Material Co., Ltd., Class H	(2,866,000)	(2,802,188)
China Shipping Development Co., Ltd., Class H	(456,000)	(257,988)
China Yurun Food Group Ltd.	(1,044,000)	(691,491)
CITIC Securities Co., Ltd., Class H	(292,500)	(614,092)
Daphne International Holdings Ltd.	(142,000)	(74,031)
ENN Energy HoldingsLltd.	(392,000)	(2,324,127)
Guangzhou Automobile Group Co., Ltd., Class H	(2,002,000)	(2,373,517)
Li Ning Co., Ltd.	(374,500)	(342,916)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(2,076,000)	(1,949,346)
Shui On Land Ltd.	(5,968,500)	(2,081,663)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(4,861,000)	(1,283,857)
Sun Art Retail Group Ltd.	(96,000)	(157,244)
Tsingtao Brewery Co., Ltd., Class H	(42,000)	(343,957)
Weichai Power Co., Ltd., Class H	(33,000)	(132,086)
Zhongsheng Group Holdings Ltd.	(1,349,500)	(2,160,155)

		(35,224,725)

Hong Kong
Beijing Enterprises Holdings Ltd.	(654,000)	(5,368,478)
	Shares	Value
Reference Entity — Short

Hong Kong (concluded)
Bosideng International Holdings Ltd.	(594,000)	$(137,141)
Brilliance China Automotive Holdings Ltd.	(3,736,000)	(6,534,945)
China Agri-Industries Holdings Ltd.	(1,827,000)	(858,042)
China Mengniu Dairy Co., Ltd.	(1,452,000)	(6,387,222)
China State Construction International Holdings Ltd.	(1,922,000)	(3,238,397)
Dah Chong Hong Holdings Ltd.	(631,000)	(535,619)
GCL-Poly Energy Holdings Ltd.	(755,000)	(231,650)
Haier Electronics Group Co., Ltd.	(428,000)	(913,615)
Sino Biopharmaceutical	(212,000)	(149,837)

		(24,354,946)

India
Dr. Reddy's Laboratories Ltd. - ADR	(38,490)	(1,526,128)
Larsen & Toubro Ltd. - GDR	(1,552)	(23,766)

		(1,549,894)

Indonesia
Astra International Tbk PT	(175,500)	(103,473)
Charoen Pokphand Indonesia Tbk PT	(2,463,000)	(851,247)
Indosat Tbk PT	(395,500)	(154,267)

		(1,108,987)

Malaysia
Genting Plantations Bhd	(35,100)	(120,987)
Maxis Bhd	(130,000)	(296,255)

		(417,242)

Mexico
Compartamos SAB de CV	(640,300)	(1,247,499)
Empresas ICA SAB de CV	(463,399)	(879,756)
Fibra Uno Administracion SA de CV	(711,200)	(2,211,998)
Mexichem SAB de CV	(2,722,600)	(11,370,555)
Minera Frisco SAB de CV, Series A1	(71,500)	(182,815)

		(15,892,623)

Poland
Polski Koncern Naftowy Orlen SA	(91,393)	(1,289,328)
Polskie Gornictwo Naftowe i Gazownictwo SA	(146,865)	(270,118)

		(1,559,446)

Russia
AK Transneft OAO, Preference Shares	(63)	(161,239)
Novolipetsk Steel OJSC - GDR	(132,968)	(2,265,610)

BLACKROCK FUNDS	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

Russia (concluded)
Uralkali OJSC - GDR	(164,214)	$(4,381,897)

		(6,808,746)

South Africa
Anglo American Platinum Ltd.	(23,743)	(959,816)
BarloworldLltd.	(32,934)	(295,028)
Discovery Holdings Ltd.	(386,786)	(3,268,572)
Exxaro Resources Ltd.	(196,202)	(3,004,722)
The Foschini Group Ltd.	(256,987)	(2,960,514)
Massmart Holdings Ltd.	(401,162)	(6,431,674)
Northam Platinum Ltd.	(352,944)	(1,449,821)
Pick n Pay Stores Ltd.	(964,142)	(4,556,234)
RemgroLltd.	(884,591)	(18,012,489)
Sappi Ltd.	(84,075)	(247,566)
Shoprite Holdings Ltd.	(357,416)	(6,545,218)

		(47,731,654)

South Korea
Amorepacific Corp.	(2,999)	(2,459,703)
CJ CheilJedang Corp.	(9,370)	(2,274,022)
Daewoo Engineering & Construction Co., Ltd.	(130,710)	(1,059,083)
Daewoo International Corp.	(13,000)	(478,827)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(95,050)	(2,993,072)
Daum Communications Corp.	(14,041)	(1,171,589)
Doosan Infracore Co., Ltd.	(71,090)	(1,017,528)
GS Engineering & Construction Corp.	(89,692)	(3,028,232)
Hanwha Chemical Corp.	(38,530)	(845,677)
Hotel Shilla Co., Ltd.	(78,676)	(5,082,343)
Hyundai Development Co.	(36,300)	(806,887)
Hyundai Heavy Industries Co., Ltd.	(30,446)	(7,270,417)
Hyundai Mipo Dockyard	(89,091)	(14,179,780)
LG Household & Health Care Ltd.	(555)	(288,506)
LG Uplus Corp.	(800)	(9,160)
Nexen Tire Corp.	(19,010)	(284,998)
OCI Co., Ltd.	(9,709)	(1,757,030)
Orion Corp.	(644)	(628,012)
Osstem Implant Co., Ltd.	(4,335)	(110,664)
Posco ICT Co., Ltd.	(70,689)	(545,335)
S-Oil Corp.	(1,291)	(94,207)
Samsung Engineering Co., Ltd.	(63,532)	(4,479,541)
Samsung Fine Chemicals Co., Ltd.	(32,311)	(1,460,450)
Samsung SDI Co., Ltd.	(500)	(83,346)
Shinsegae Co., Ltd.	(1,846)	(464,737)
SK Telecom Co., Ltd. - ADR	(55,887)	(1,368,114)
WeMade Entertainment Co., Ltd.	(1,286)	(57,267)

		(54,298,527)

Spain
Abertis Infraestructuras SA	(22,374)	(479,363)

	Shares	Value
Reference Entity — Short

Taiwan
Cheng Shin Rubber Industry Co., Ltd.	(1,208,000)	$(3,221,163)
China Airlines Ltd.	(5,061,888)	(1,833,636)
China Development Financial Holding Corp.	(2,572,000)	(768,755)
China Petrochemical Development Corp.	(6,371,425)	(3,204,207)
Compal Electronics, Inc.	(718,000)	(561,801)
Evergreen Marine Corp. Taiwan Ltd.	(3,523,000)	(2,072,704)
FLEXium Interconnect, Inc.	(22,000)	(68,525)
Formosa Petrochemical Corp.	(1,112,000)	(2,987,382)
Foxconn Technology Co., Ltd.	(1,491,000)	(3,747,022)
Hotai Motor Co., Ltd.	(392,000)	(4,663,264)
Hua Nan Financial Holdings Co., Ltd.	(210,000)	(124,508)
Medigen Biotechnology Corp.	(413)	(2,908)
Nan Kang Rubber Tire Co., Ltd.	(86,112)	(110,664)
Novatek Microelectronics Corp.	(1,140,000)	(4,516,033)
Radium Life Tech Co., Ltd.	(204,000)	(178,507)
Ruentex Development Co., Ltd.	(827,598)	(1,732,118)
Siliconware Precision Industries Co.	(3,286,000)	(3,992,376)
Siliconware Precision Industries Co., ADR	(585,669)	(3,508,157)
Taiwan Glass Industry Corp.	(69,000)	(69,826)
Tripod Technology Corp.	(608,000)	(1,202,242)
Winbond Electronics Corp.	(786,000)	(198,401)
Wintek Corp.	(1,761,000)	(657,799)

		(39,421,998)

Thailand
Indorama Ventures PCL	(329,200)	(264,418)
Minor International PCL	(478,900)	(426,971)

		(691,389)

Turkey
Trakya Cam Sanayii AS	(69,143)	(85,642)
Turk Telekomunikasyon AS	(320,941)	(1,105,941)
Turkcell Iletisim Hizmetleri AS - ADR	(72,342)	(1,131,429)
Turkiye Sise ve Cam Fabrikalari AS	(4,016,468)	(5,893,590)

		(8,216,602)

Ukraine
Kernel Holding SA	(34,704)	(466,832)

Total Reference Entity — Short		(267,339,985)

Net Value of Reference Entity - Goldman Sachs & Co.		$ 57,563,906

BLACKROCK FUNDS	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2013:
	Shares	Value
Reference Entity — Long

Brazil
AES Tiete SA, Preference Shares, Preference Shares	6,700	$65,499
BM&FBovespa SA	266,300	1,501,370
Bradespar SA, Preference Shares, Preference Shares	27,400	326,080
Centrais Eletricas Brasileiras SA, Preference B Shares	15,700	83,469
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	19,200	952,201
Cia de Saneamento Basico do Estado de Sao Paulo	196,300	2,080,244
Cia Energetica de Sao Paulo, Preference B Shares	18,900	197,673
Cia Paranaense de Energia, Preference B Shares	2,800	39,046
Even Construtora e Incorporadora SA	47,000	175,185
JBS SA	488,900	1,756,827
Metalurgica Gerdau SA, Preference Shares	220,800	2,257,084
Petroleo Brasileiro SA - ADR	12,542	227,763
Petroleo Brasileiro SA, Preference Shares	241,000	2,197,853
Porto Seguro SA	26,200	329,225
Randon Participacoes SA, Preference Shares	76,300	432,555
Rossi Residencial SA	248,400	306,037
Vale SA, Preference A Shares	65,100	954,327

		13,882,438

Chile
AES Gener SA	1,585,755	952,598
Cia Cervecerias Unidas SA	152,514	2,045,489
Enersis SA	20,303,910	6,798,094
Enersis SA - ADR	199,863	3,297,739
ENTEL Chile SA	172,820	2,660,433

		15,754,353

China
Agile Property Holdings Ltd.	1,544,000	1,863,329
Agricultural Bank of China Ltd., Class H	2,963,000	1,427,855
Bank of China Ltd., Class H	11,311,000	5,310,699
Bank of Communications Co., Ltd., Class H	220,000	161,203
BBMG Corp., Class H	196,500	140,990
China Citic Bank Corp. Ltd., Class H	2,212,000	1,243,628
China Communications Construction Corp. Ltd., Class H	5,471,000	4,465,507

	Shares	Value
Reference Entity — Long
China (concluded)
China Construction Bank Corp., Class H	5,052,000	$3,930,590
China Merchants Bank Co., Ltd., Class H	382,137	759,839
China Oilfield Services Ltd., Class H	1,066,000	2,979,134
China Railway Construction Corp., Class H	1,588,500	1,742,294
China Railway Group Ltd., Class H	179,000	101,080
China Shanshui Cement Group Ltd.	721,000	256,809
CNOOC Ltd.	677,000	1,376,999
Fosun International Ltd.	637,500	612,759
Greentown China Holdings Ltd.	1,007,500	1,961,461
Guangzhou Pharmaceutical Co., Ltd.	270,000	977,349
Guangzhou R&F Properties Co., Ltd., Class H	2,240,000	3,924,551
Haitian International Holdings Ltd.	222,000	534,885
Industrial and Commercial Bank of China Ltd., Class H	2,036,000	1,427,289
Jiangsu Expressway Co., Ltd., Class H	508,000	639,505
Lonking Holdings Ltd.	1,673,000	341,046
Shanghai Fosun Pharmaceutical Group Co., Ltd., Clas H	46,500	105,290
Sino-Ocean Land Holdings Ltd.	695,000	440,699
Sinopharm Group Co., Class H	142,800	386,790
Wumart Stores, Inc., Class H	184,000	307,368
Zhejiang Expressway Co., Ltd., Class H	1,398,000	1,288,961
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	78,600	72,505

		38,780,414

Hong Kong
China Unicom Hong Kong Ltd.	1,076,000	1,683,416
Franshion Properties China Ltd.	232,000	80,593
Geely Automobile Holdings Ltd.	745,000	375,544
GOME Electrical Appliances Holdings Ltd.	17,582,000	2,721,040
Guangdong Investment Ltd.	138,000	118,796
Huabao International Holdings Ltd.	1,662,000	729,312
Kingboard Chemical Holdings Ltd.	120,500	317,504
KWG Property Holding Ltd.	531,000	343,774
Shanghai Industrial Holdings Ltd.	173,000	572,040
Shenzhen Investment Ltd.	1,846,000	738,671

		7,680,690

Hungary
Magyar Telekom Telecommunications PLC	502,771	690,466

Indonesia
Indofood Sukses Makmur Tbk PT	158,500	93,377

BLACKROCK FUNDS	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long

Indonesia (concluded)
Media Nusantara Citra Tbk PT	611,000	$135,316
Perusahaan Gas Negara Persero Tbk PT	3,119,500	1,410,927
United Tractors Tbk PT	133,500	207,202

		1,846,822

Malaysia
Berjaya Sports Toto Bhd	48	62
British American Tobacco (Malaysia) Bhd	57,300	1,153,064
MISC Bhd	212,200	343,453
Tenaga Nasional Bhd	784,300	2,343,737

		3,840,316

Mexico
Arca Continental SAB de CV	302,500	1,795,675
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	245,200	1,275,685
Grupo Aeroportuario del Sureste SAB de CV, B Shares	7,600	90,840
Grupo Financiero Santander Mexico SAB de CV, B Shares	126,200	353,241
Kimberly-Clark de Mexico SAB de CV, A Shares	128,800	391,615
Wal-Mart de Mexico SA de CV, Series V	292,700	760,956

		4,668,012

Peru
Compania de Minas Buenaventura SA - ADR	8,348	121,046

Philippines
Jollibee Foods Corp.	17,010	69,865
Metropolitan Bank & Trust	143,416	295,701
Universal Robina Corp.	167,200	493,513

		859,079

Poland
PGE SA	160,329	936,549
Telekomunikacja Polska SA	849,141	2,751,125

		3,687,674

Russia
Gazprom OAO	900,780	4,224,457
Gazprom OAO - ADR	772,146	7,217,558
LSR Group - GDR	50,166	206,470
Lukoil OAO	32,916	2,156,976
Lukoil OAO - ADR	34,089	2,232,620
Pharmstandard OJSC - GDR	26,197	348,158
	Shares	Value
Reference Entity — Long
Russia (concluded)
Surgutneftegas OAO, Preference Shares	1,162,800	$864,962

		17,251,201

South Africa
Bidvest Group Ltd.	59,309	1,580,261
FirstRand Ltd.	70,777	254,089
Harmony Gold Mining Co., Ltd.	193	666
Harmony Gold Mining Co., Ltd. - ADR	80,787	274,676
Imperial Holdings Ltd.	44,727	950,636
Liberty Holdings Ltd.	11,438	141,413
MMI Holdings Ltd.	163,409	400,611
Mr Price Group Ltd.	10,870	171,081
Reunert Ltd.	40,920	287,372
The Spar Group Ltd.	69,105	884,305
Steinhoff International Holdings Ltd.	183,903	709,924
Truworths International Ltd.	30,812	294,460
Vodacom Group Ltd.	64,309	737,653
Woolworths Holdings Ltd.	64,542	485,441

		7,172,588

South Korea
Amorepacific Group	3,517	1,241,092
Chabio & Diostech Co., Ltd.	160,059	1,553,398
Daelim Industrial Co., Ltd.	1,131	104,983
Doosan Corp.	9,513	1,274,414
E-Mart Co., Ltd.	1,970	471,413
Halla Climate Control Corp.	63,550	2,376,301
Hana Financial Group, Inc.	2	77
Hanjin Kal Corp.	9	119
Hankook Tire Co., Ltd.	121,596	7,133,353
Hanwha Corp.	9,430	356,931
Hyosung Corp.	14,730	993,031
Hyundai Engineering & Construction Co., Ltd.	36,377	2,086,953
Hyundai Steel Co.	5,153	424,288
ICD Co., Ltd.	14,863	158,884
Jahwa Electronics Co., Ltd.	17,650	350,099
KCC Corp.	471	188,882
Kia Motors Corp.	28,521	1,657,104
Korea Aerospace Industries Ltd.	33,190	875,870
Korea Electric Power Corp.	11,240	300,175
KT Skylife Co., Ltd.	8,140	215,500
LG Corp.	1,673	98,904
Macrogen, Inc.	8	229
Maeil Dairy Industry Co., Ltd.	1,624	66,981
Medipost Co., Ltd.	2,008	146,507
Mirae Asset Securities Co., Ltd.	7,070	238,442
Neowiz Games Corp.	13,206	215,015
Partron Co., Ltd.	75,121	1,209,674
RFTech Co., Ltd.	4,020	45,961
Samsung Electronics Co. Ltd.	2,647	3,650,368

BLACKROCK FUNDS	OCTOBER 31, 2013	8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Long

South Korea (concluded)
SEOWONINTECH Co., Ltd.	13,291	$180,275
SK Hynix, Inc.	115,280	3,468,878
STX Pan Ocean Co., Ltd.	89,450	94,820
Sung Kwang Bend Co., Ltd.	5,707	156,236

		31,335,157

Spain
Cemex Latam Holdings SA	22,821	174,623

Taiwan
Asustek Computer, Inc.	228,000	1,740,118
AU Optronics Corp.	218,000	71,306
Browave Corp.	47,000	130,757
Catcher Technology Co., Ltd.	243,000	1,412,832
Chimei Innolux Corp.	4,706,000	1,866,332
Chimei Materials Technology Corp.	803,000	822,058
Compeq Manufacturing Co., Ltd.	476,000	240,477
Everlight Electronics Co., Ltd.	74,000	139,818
Far Eastern Department Stores Co., Ltd.	2,595,600	2,791,867
Far Eastern New Century Corp.	1,470,980	1,689,636
Inotera Memories, Inc.	1,261,000	813,126
Inventec Corp.	123,000	110,092
Largan Precision Co., Ltd.	115,000	3,916,130
Motech Industries, Inc.	678,000	1,261,494
President Chain Store Corp.	403,000	2,939,467
Realtek Semiconductor Corp.	271,150	630,389
ScinoPharm Taiwan Ltd.	591,000	1,966,233
Teco Electric and Machinery Co., Ltd.	159,000	169,577
Tong Hsing Electronic Industries Ltd.	23,000	121,672
Vanguard International Semiconductor Corp.	56,000	60,532
Wistron NeWeb Corp.	109,000	262,302

		23,156,215

Thailand
BEC World PCL	1,596,800	2,988,389
PTT Global Chemical PCL	337,000	849,944
Samart Corp. PCL	523,800	339,944

		4,178,277

Turkey
BIM Birlesik Magazalar AS	17,898	374,460
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	655,676	829,772
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,512,858	2,166,736
Enka Insaat ve Sanayi AS	246,272	720,070
KOC Holding AS	27,306	133,738
Koza Altin Isletmeleri AS	5,675	100,386
TAV Havalimanlari Holding AS	216,138	1,563,911

	Shares	Value
Reference Entity — Long

Turkey (concluded)
Ulker Biskuvi Sanayi	40,102	$307,357

		6,196,430

United Kingdom
Old Mutual PLC	475,989	1,544,672
SABMiller PLC	5,437	282,366

		1,827,038

Total Reference Entity — Long		183,102,839

Reference Entity — Short
Brazil
Aliansce Shopping Centers SA	(109,600)	(1,060,187)
Anhanguera Educacional Participacoes SA	(840,800)	(5,029,337)
BB Seguridade Participacoes SA	(239,073)	(2,611,426)
BR Malls Participacoes SA	(604,600)	(5,856,540)
BR Properties SA	(684,656)	(5,806,832)
Braskem SA - ADR	(58,561)	(1,032,430)
Braskem SA, Preference A Shares	(11,000)	(97,616)
BRF SA	(5,400)	(126,792)
BRF SA - ADR	(386,982)	(9,066,988)
CCR SA	(205,400)	(1,708,152)
Cielo SA	(105,100)	(3,190,251)
CPFL Energia SA	(54,100)	(462,224)
CPFL Energia SA - ADR	(75,619)	(1,276,449)
EcoRodovias Infraestrutura e Logistica SA	(150,100)	(1,018,445)
Embraer SA - ADR	(25,191)	(740,363)
Equatorial Energia SA	(371,552)	(3,847,874)
Klabin SA, Preference Shares	(324,100)	(1,721,628)
Natura Cosmeticos SA	(29,700)	(593,947)
Totvs SA	(107,200)	(1,817,452)
Ultrapar Participacoes SA	(54,200)	(1,444,398)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	(14,200)	(219,066)
Vanguarda Agro SA	(403,014)	(678,226)

		(49,406,623)

Chile
Empresa Nacional de Electricidad SA - ADR	(68,530)	(3,090,703)

China
China COSCO Holdings Co., Ltd., Class H	(167,000)	(79,287)
China Longyuan Power Group Corp., Class H	(2,246,000)	(2,584,075)
China National Building Material Co., Ltd., Class H	(36,000)	(35,199)

BLACKROCK FUNDS	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

China (concluded)
China Shipping Development Co., Ltd., Class H	(1,904,000)	$(1,077,214)
China Yurun Food Group Ltd.	(346,000)	(229,172)
ENN Energy Holdings Ltd.	(44,000)	(260,871)
Semiconductor Manufacturing International Corp.	(97,000)	(7,176)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(868,000)	(815,045)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(204,000)	(53,879)
Tingyi Cayman Islands Holding Corp.	(32,000)	(90,407)
Zhongsheng Group Holdings Ltd.	(462,500)	(740,327)

		(5,972,652)

Hong Kong
Beijing Enterprises Holdings Ltd.	(17,500)	(143,652)
Bosideng International Holdings Ltd.	(1,024,000)	(236,418)
Brilliance China Automotive Holdings Ltd.	(18,000)	(31,485)
China Agri-Industries Holdings Ltd.	(156,000)	(73,265)
China Mengniu Dairy Co., Ltd.	(28,000)	(123,170)
China State Construction International Holdings Ltd.	(564,000)	(950,289)
Dah Chong Hong Holdings Ltd.	(488,000)	(414,234)
GCL-Poly Energy Holdings Ltd.	(1,081,000)	(331,673)
Haier Electronics Group Co., Ltd.	(129,000)	(275,365)
Kunlun Energy Co., Ltd.	(58,000)	(94,880)
Sino Biopharmaceutical	(360,000)	(254,441)
Sinopec Kantons Holdings Ltd.	(116,000)	(105,823)

		(3,034,695)

Malaysia
Genting Plantations Bhd	(7,100)	(24,473)

Mexico
Minera Frisco SAB de CV, Series A1	(13,100)	(33,495)

Poland
Polski Koncern Naftowy Orlen SA	(428,226)	(6,041,202)
Polskie Gornictwo Naftowe i Gazownictwo SA	(224,529)	(412,960)

		(6,454,162)

Russia
NovaTek OAO - GDR	(28,414)	(3,984,498)
Novolipetsk Steel OJSC - GDR	(106,843)	(1,820,472)

		(5,804,970)

South Africa
Discovery Holdings Ltd.	(64,928)	(548,680)
Exxaro Resources Ltd.	(44,644)	(683,697)
	Shares	Value
Reference Entity — Short

South Africa (concluded)
Massmart Holdings Ltd.	(239,880)	$(3,845,902)
Nampak Ltd.	(23,271)	(76,933)
Remgro Ltd.	(221,852)	(4,517,463)
Shoprite Holdings Ltd.	(61,664)	(1,129,228)

		(10,801,903)

South Korea
Amorepacific Corp.	(1,316)	(1,079,349)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(96,110)	(3,026,451)
Daum Communications Corp.	(1,175)	(98,043)
GS Engineering & Construction Corp.	(93,593)	(3,159,940)
Hotel Shilla Co., Ltd.	(3,952)	(255,293)
Hyundai Development Co.	(114,020)	(2,534,470)
Hyundai Heavy Industries Co., Ltd.	(2,871)	(685,586)
Hyundai Mipo Dockyard	(27,816)	(4,427,212)
Kolon Industries, Inc.	(6)	(335)
KT&G Corp.	(1,929)	(140,936)
LG Household & Health Care Ltd.	(721)	(374,798)
S-Oil Corp.	(265)	(19,338)
Samsung Engineering Co., Ltd.	(29,921)	(2,109,682)
Samsung SDI Co., Ltd.	(23,732)	(3,955,916)
Shinsegae Co., Ltd.	(5,618)	(1,414,352)
WeMade Entertainment Co., Ltd.	(2,537)	(112,976)

		(23,394,677)

Taiwan
China Development Financial Holding Corp.	(311,000)	(92,956)
China Petrochemical Development Corp.	(1,021,000)	(513,464)
Compal Electronics, Inc.	(1,525,000)	(1,193,240)
Formosa Petrochemical Corp.	(109,000)	(292,828)
Foxconn Technology Co., Ltd.	(45,150)	(113,466)
Hotai Motor Co., Ltd.	(47,000)	(559,116)
Hua Nan Financial Holdings Co., Ltd.	(700,400)	(415,262)
MStar Semiconductor, Inc.	(345,000)	(3,559,121)
Nan Kang Rubber Tire Co., Ltd.	(25,933)	(33,327)

		(6,772,780)

Thailand
Charoen Pokphand Foods PCL	(4,253,200)	(3,320,571)
Minor International PCL	(774,300)	(690,340)
Siam Commercial Bank PCL	(32,400)	(171,238)
Total Access Communication PCL	(14,500)	(52,410)

		(4,234,559)

Turkey
Arcelik	(798,409)	(5,084,314)

BLACKROCK FUNDS	OCTOBER 31, 2013	10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

Turkey (concluded)
Turkcell Iletisim Hizmetleri - ADR	(81,478)	$(1,274,316)

		(6,358,630)

Total Reference Entity — Short		(125,384,322)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		57,718,517

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2013:

	Shares	Value
Reference Entity — Long

Brazil
AES Tiete SA, Preference Shares, Preference Shares	41,200	$402,768
Banco do Brasil SA	62,500	830,004
BM&FBovespa SA	1,414,000	7,971,976
Bradespar SA, Preference Shares, Preference Shares	25,200	299,898
Centrais Eletricas Brasileiras SA, Preference B Shares	85,000	451,902
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	34,300	1,701,067
Cia de Saneamento Basico do Estado de Sao Paulo	27,700	293,544
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	77,940	826,943
Cia Energetica de Minas Gerais, Preference Shares	18,214	162,041
Cia Energetica de Sao Paulo, Preference B Shares	75,800	792,784
Cia Siderurgica Nacional SA	177,500	965,862
Cyrela Brazil Realty SA	14,500	108,417
JBS SA	129,700	466,068
Light SA	16,000	140,987
M Dias Branco SA	22,900	1,074,057
Metalurgica Gerdau SA, Preference Shares	405,600	4,146,165
Multiplus SA	37,400	463,284
Petroleo Brasileiro SA - ADR	20,227	367,322
Petroleo Brasileiro SA, Preference Shares	276,800	2,524,339
Porto Seguro SA	35,700	448,601
Rossi Residencial SA	120,000	147,844
Tim Participacoes SA	626,300	3,192,727
Vale SA, Preference Shares - ADR	15,901	232,791
Vale SA, Preference A Shares	423,800	6,212,656

		34,224,047
Chile
Cia Cervecerias Unidas SA	220,047	2,951,229
Empresas CMPC SA	612,158	1,815,262
Enersis SA	5,980,089	2,002,235
Enersis SA - ADR	66,955	1,104,758
ENTEL Chile SA	41,874	644,618

		8,518,102
China
Agile Property Holdings Ltd.	1,614,000	1,947,806
Agricultural Bank of China Ltd., Class H	2,089,000	1,006,679
Bank of China Ltd., Class H	7,213,000	3,386,621
BBMG Corp., Class H	229,500	164,668

BLACKROCK FUNDS	OCTOBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value

China (concluded)
China Citic Bank Corp. Ltd., Class H	495,000	$278,298
China Communications Construction Corp. Ltd., Class H	1,666,000	1,359,812
China Construction Bank, Class H	2,933,000	2,281,952
China Merchants Bank Co., Ltd., Class H	84,528	168,075
China Oilfield Services Ltd., Class H	2,000,000	5,589,369
China Railway Construction Corp., Class H	1,876,000	2,057,628
China Railway Group Ltd., Class H	1,825,000	1,030,568
China Shanshui Cement Group Ltd.	737,000	262,508
China Shenhua Energy Co., Ltd., Class H	71,500	217,494
Fosun International Ltd.	393,500	378,229
Greentown China Holdings Ltd.	501,500	976,350
Guangzhou Pharmaceutical Co., Ltd.	248,000	897,713
Guangzhou R&F Properties Co., Ltd., Class H	1,106,800	1,939,149
Huaneng Power International, Inc., Class H	92,000	96,030
Industrial and Commercial Bank of China Ltd., Class H	2,063,000	1,446,217
Intime Retail Group Co., Ltd.	135,500	161,289
Lonking Holdings Ltd.	647,000	131,893
Sino-Ocean Land Holdings Ltd.	401,500	254,591
Sinopharm Group Co., Class H	59,200	160,350
Want Want China Holdings Ltd.	426,000	655,012
Wumart Stores, Inc., Class H	175,000	292,334
Zhejiang Expressway Co., Ltd., Class H	402,000	370,646

		27,511,281

Czech Republic
CEZ AS	177,105	5,096,495

Hong Kong
China Unicom Hong Kong Ltd.	474,000	741,579
COSCO Pacific Ltd.	52,000	75,743
Geely Automobile Holdings Ltd.	3,515,000	1,771,863
GOME Electrical Appliances Holdings Ltd.	12,446,000	1,926,178
Guangdong Investment Ltd.	146,000	125,683
Kingboard Chemical Holdings Ltd.	32,500	85,634
KWG Property Holding Ltd.	1,170,000	757,468
New World China Land Ltd.	204,000	112,091
Poly Property Group Co., Ltd.	115,000	70,505
Shanghai Industrial Holdings Ltd.	169,000	558,813
Shenzhen Investment Ltd.	1,356,000	542,600
Skyworth Digital Holdings Ltd.	274,000	132,919

		6,901,076

Reference Entity — Long	Shares	Value

Hungary
Magyar Telekom Telecommunications PLC	222,093	$305,005
OTP Bank PLC	16,053	333,022
Richter Gedeon Nyrt	12,608	239,744

		877,771

Indonesia
Indocement Tunggal Prakarsa Tbk PT	430,500	797,805
Indofood Sukses Makmur Tbk PT	504,000	296,920
Perusahaan Gas Negara Persero Tbk PT	809,000	365,905
United Tractors Tbk PT	804,500	1,248,644

		2,709,274

Malaysia
Berjaya Sports Toto Bhd	29,573	38,143
Malaysia Airports Holdings Bhd	172,400	459,471
MISC Bhd	147,300	238,410
Petronas Chemicals Group Bhd	1,028,800	2,318,222
Tenaga Nasional Bhd	713,300	2,131,566

		5,185,812

Mexico
Arca Continental SAB de CV	345,600	2,051,522
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	117,900	613,390
Grupo Aeroportuario del Sureste SAB de CV, B Shares	11,000	131,480
Grupo Carso SAB de CV, Series A1	127,858	687,835
Kimberly-Clark de Mexico SAB de CV, A Shares	966,584	2,938,886

		6,423,113

Panama
Copa Holdings SA, Class A	18,233	2,726,563

Peru
Compania de Minas Buenaventura SA - ADR	37,816	548,332

Philippines
Aboitiz Power Corp.	205,000	161,384
Manila Electric Co.	58,980	414,948
Universal Robina Corp.	319,180	942,102

		1,518,434

Poland
KGHM Polska Miedz SA	18,778	758,106
PGE SA	64,570	377,181
Telekomunikacja Polska SA	606,675	1,965,561

		3,100,848

BLACKROCK FUNDS	OCTOBER 31, 2013	12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value

Russia
Gazprom OAO	456,950	$2,142,994
Gazprom OAO - ADR	307,063	2,870,241
LSR Group - GDR	27,347	112,553
Lukoil OAO	23,987	1,571,861
Lukoil OAO - ADR	81,247	5,321,180
Pharmstandard OJSC - GDR	2,963	39,378
Sistema JSFC - GDR	95,576	2,557,215
Surgutneftegas OAO, Preference Shares	6,420,254	4,775,780

		19,391,202

South Africa
Bidvest Group Ltd.	22,454	598,276
FirstRand Ltd.	505,038	1,813,080
Harmony Gold Mining Co., Ltd.	6,403	22,094
Harmony Gold Mining Co., Ltd. - ADR	40,106	136,360
Imperial Holdings Ltd.	79,110	1,681,419
Liberty Holdings Ltd.	12,553	155,198
Life Healthcare Group Holdings Ltd.	162,471	662,687
MMI Holdings Ltd.	259,013	634,992
Mr Price Group Ltd.	63,239	995,306
Netcare Ltd.	309,988	769,217
Reunert Ltd.	11,049	77,595
The Spar Group Ltd.	45,800	586,082
Vodacom Group Ltd.	182,868	2,097,579
Woolworths Holdings Ltd.	568,143	4,273,183

		14,503,068

South Korea
Amorepacific Group	2,336	824,336
Cheil Worldwide, Inc.	53,220	1,311,274
CJ Korea Express Co., Ltd.	1,796	156,120
Coway Co., Ltd.	4,025	230,375
Daelim Industrial Co., Ltd.	1,574	146,104
Dongbu Insurance Co., Ltd.	45,960	2,056,617
Doosan Corp.	11,219	1,502,959
Doosan Heavy Industries & Construction Co., Ltd.	1	41
Grand Korea Leisure Co., Ltd.	14,750	537,264
Halla Climate Control Corp.	19,890	743,739
Hana Financial Group, Inc.	3	115
Hanjin Kal Corp.	1	13
Hankook Tire Co., Ltd.	45,957	2,696,039
Hanwha Corp.	82,450	3,120,783
Huvis Corp.	410	3,963
Hyosung Corp.	114,973	7,750,971
Hyundai Engineering & Construction Co., Ltd.	65,904	3,780,921
Hyundai Marine & Fire Insurance Co., Ltd.	3,340	95,433
Hyundai Steel Co.	1,938	159,571

Reference Entity — Long	Shares	Value

South Korea (concluded)
ICD Co., Ltd.	29,197	$312,113
Infraware, Inc.	6,140	70,635
Jahwa Electronics Co., Ltd.	8,090	160,470
KCC Corp.	2,264	907,915
Kia Motors Corp.	75,034	4,359,565
Korea Aerospace Industries Ltd.	131,560	3,471,813
Korean Air Lines Co., Ltd.	7,525	240,014
KT Skylife Co., Ltd.	28,480	753,986
LG Corp.	11,751	694,691
LG Fashion Corp.	2,710	83,008
Mirae Asset Securities Co., Ltd.	12,500	421,574
NCSoft Corp.	8,856	1,716,604
Partron Co., Ltd.	79,802	1,285,052
RFTech Co., Ltd.	59,798	683,674
Samsung C&T Corp.	17,058	1,012,187
Samsung Electronics Co. Ltd.	2,331	3,214,585
SEOWONINTECH Co., Ltd.	31,028	420,853
SK C&C Co., Ltd.	2,218	239,046
SK Hynix, Inc.	226,900	6,827,623
STX Pan Ocean Co., Ltd.	52,550	55,705
Sung Kwang Bend Co., Ltd.	20,886	571,779
Sungwoo Hitech Co., Ltd.	23,421	362,311

		52,981,841

Taiwan
Asustek Computer, Inc.	46,000	351,076
AU Optronics Corp.	9,209,000	3,012,189
Browave Corp.	42,000	116,847
Catcher Technology Co., Ltd.	20,000	116,282
Chimei Innolux Corp.	13,153,000	5,216,292
Chimei Materials Technology Corp.	2,000	2,047
Chong Hong Construction Co.	319,000	1,048,334
Compeq Manufacturing Co., Ltd.	481,000	243,003
Everlight Electronics Co., Ltd.	571,000	1,078,863
Far Eastern Department Stores Co., Ltd.	90,640	97,494
Far Eastern New Century Corp.	1,642,200	1,886,307
Inotera Memories, Inc.	2,557,000	1,648,821
Intai Technology Corp.	69,000	348,328
Inventec Corp.	3,691,000	3,303,664
Largan Precision Co., Ltd.	136,000	4,631,249
Mega Financial Holding Co. Ltd.	305	264
Motech Industries, Inc.	790,000	1,469,883
Phison Electronics Corp.	319,000	2,292,509
Powertech Technology, Inc.	817,000	1,472,342
Sercomm Corp.	15,000	20,943
Standard Foods Corp.	100	307
Taiflex Scientific Co., Ltd.	48,000	99,617
Taishin Financial Holding Co., Ltd.	418,968	211,601
Taiwan Cement Corp.	312,000	454,081
Taiwan Semiconductor Manufacturing Co., Ltd.	400,000	1,474,226

BLACKROCK FUNDS	OCTOBER 31, 2013	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value

Taiwan (concluded)
Teco Electric and Machinery Co., Ltd.	610,000	$650,577
United Microelectronics Corp.	152,000	64,480
Vanguard International Semiconductor Corp.	502,000	542,627
Wan Hai Lines Ltd.	294,000	158,436

		32,012,689

Thailand
Airports of Thailand PCL	257,300	1,752,534
BEC World PCL	659,700	1,234,619
PTT Global Chemical PCL	2,306,200	5,816,440
Samart Corp. PCL	272,200	176,657
Siam Cement PCL	306,200	4,322,693
Thai Airways International PCL	412,400	268,971

		13,571,914

Turkey
BIM Birlesik Magazalar AS	3,907	81,742
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,138,092	1,629,991
Enka Insaat ve Sanayi AS	1,414,359	4,135,418
Eregli Demir ve Celik Fabrikalari TAS	686,998	949,882
KOC Holding AS	169,189	828,647
TAV Havalimanlari Holding AS	342,486	2,478,128
Turkiye Is Bankasi, Class C	528,489	1,443,770

		11,547,578

United Kingdom
Old Mutual PLC	247,856	804,338

Total Reference Entity — Long		250,153,778

Reference Entity — Short
Brazil
BR Properties SA	(35,800)	(303,633)
Braskem SA - ADR	(44,072)	(776,989)
CPFL Energia SA - ADR	(27,888)	(470,749)
Embraer SA - ADR	(75,702)	(2,224,882)
Fibria Celulose SA - ADR	(618,301)	(8,068,828)
Gol Linhas Aereas Inteligentes SA - ADR	(647,345)	(3,346,774)
Klabin SA, Preference Shares	(8,200)	(43,559)
Multiplan Empreendimentos Imobiliarios SA	(31,500)	(739,481)

		(15,974,895)

Chile
Banco Santander Chile - ADR	(3,237)	(79,501)
Cencosud SA	(16,131)	(65,793)

Reference Entity — Short	Shares	Value

Chile (concluded)
E.CL SA	(103,156)	$(160,897)
Empresa Nacional de Electricidad SA - ADR	(122,021)	(5,503,147)
Latam Airlines Group SA - ADR	(88,860)	(1,470,633)
Sociedad Quimica y Minera de Chile SA - ADR	(64,955)	(1,793,408)

		(9,073,379)

China
Aluminum Corp. of China Ltd., Class H	(300,000)	(110,935)
China COSCO Holdings Co., Ltd., Class H	(7,238,500)	(3,436,645)
China Longyuan Power Group Corp., Class H	(3,454,000)	(3,973,907)
China National Building Material Co., Ltd., Class H	(458,000)	(447,803)
China Shipping Development Co., Ltd., Class H	(1,784,000)	(1,009,322)
Daphne International Holdings Ltd.	(264,000)	(137,635)
ENN Energy Holdings Ltd.	(186,000)	(1,102,774)
Guangzhou Automobile Group Co., Ltd., Class H	(488,000)	(578,560)
Li Ning Co., Ltd.	(239,500)	(219,328)
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(2,380,000)	(2,234,799)
Shui On Land Ltd.	(2,003,000)	(698,596)
Sinopec Shanghai Petrochemical Co., Ltd., Class H	(5,691,000)	(1,503,071)
Weichai Power Co., Ltd., Class H	(207,800)	(831,743)
Zhongsheng Group Holdings Ltd.	(478,000)	(765,138)

		(17,050,256)

Hong Kong
Beijing Enterprises Holdings Ltd.	(97,500)	(800,347)
Beijing Enterprises Water Group Ltd.	(1,242,000)	(552,623)
Bosideng International Holdings Ltd.	(2,188,000)	(505,158)
Brilliance China Automotive Holdings Ltd.	(548,000)	(958,552)
China Agri-Industries Holdings Ltd.	(113,100)	(53,117)
China Mengniu Dairy Co., Ltd.	(125,000)	(549,864)
China State Construction International Holdings Ltd.	(1,382,000)	(2,328,546)
GCL-Poly Energy Holdings Ltd.	(54,403,000)	(16,691,967)
Haier Electronics Group Co., Ltd.	(308,000)	(657,461)
Kunlun Energy Co., Ltd.	(196,000)	(320,628)

		(23,418,263)

BLACKROCK FUNDS	OCTOBER 31, 2013	14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value

India
Larsen & Toubro Ltd. - GDR	(24,842)	$(380,411)

Malaysia
Maxis Bhd	(3,837,200)	(8,744,528)
Sapurakencana Petroleum Bhd	(93,400)	(118,426)

		(8,862,954)

Mexico
Alpek SA de CV	(324,700)	(704,536)
Industrias CH SAB de CV, Series B	(172,200)	(848,643)
Mexichem SAB de CV	(559,500)	(2,336,673)
Minera Frisco SAB de CV, Series A1	(334,100)	(854,247)

		(4,744,099)

Poland
Cyfrowy Polsat SA	(23,325)	(169,617)
Polski Koncern Naftowy Orlen SA	(54,267)	(765,572)

		(935,189)

Russia
MegaFon OAO - GDR	(14,548)	(527,806)
NovaTek OAO - GDR	(39,548)	(5,545,820)
Novolipetsk Steel OJSC - GDR	(237,855)	(4,052,754)
Rosneft OAO - GDR	(1,291,786)	(10,191,878)
Severstal OAO - GDR	(428,516)	(3,732,703)
Tatneft OAO - ADR	(2,107)	(86,551)
Uralkali OJSC - GDR	(88,362)	(2,357,857)
X5 Retail Group NV - GDR	(929)	(15,101)

		(26,510,470)

South Africa
Anglo American Platinum Ltd.	(11,769)	(475,764)
Exxaro Resources Ltd.	(1,476)	(22,604)
The Foschini Group Ltd.	(3,218)	(37,072)
Northam Platinum Ltd.	(2,512)	(10,319)

		(545,759)

South Korea
Amorepacific Corp.	(1,643)	(1,347,547)
Cheil Industries, Inc.	(4,657)	(394,868)
CJ CheilJedang Corp.	(1,611)	(390,977)
CTC BIO, Inc.	(10,699)	(216,255)
Daewoo Engineering & Construction Co., Ltd.	(82,110)	(665,299)
Daewoo International Corp.	(5,310)	(195,582)
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	(93,210)	(2,935,132)
Doosan Infracore Co., Ltd.	(51,450)	(736,416)
GS Engineering & Construction Corp.	(9,590)	(323,783)
Hotel Shilla Co., Ltd.	(40,741)	(2,631,803)
Hyundai Development Co.	(69,780)	(1,551,091)

Reference Entity — Short	Shares	Value

South Korea (concluded)
Hyundai Heavy Industries Co., Ltd.	(3,578)	$(854,416)
Hyundai Mipo Dockyard	(1,938)	(308,453)
LG Electronics, Inc.	(8,336)	(533,971)
LG Household & Health Care Ltd.	(1,000)	(519,830)
LG Uplus Corp.	(40,000)	(458,004)
Lock & Lock Co., Ltd.	(46,530)	(1,211,748)
NAVER Corp.	(8,539)	(4,791,805)
Nexen Tire Corp.	(12,860)	(192,797)
OCI Co., Ltd.	(33,202)	(6,008,541)
Orion Corp/Republic of Korea	(1,649)	(1,608,061)
Osstem Implant Co., Ltd.	(8,080)	(206,267)
Samsung Engineering Co., Ltd.	(36,016)	(2,539,431)
Samsung Fine Chemicals Co., Ltd.	(4,084)	(184,596)
WeMade Entertainment Co., Ltd.	(2,287)	(101,843)

		(30,908,516)

Taiwan
Acer, Inc.	(6,132,000)	(4,006,408)
China Petrochemical Development Corp.	(2,243,700)	(1,128,363)
Compal Electronics, Inc.	(198,000)	(154,926)
Eva Airways Corp.	(219,000)	(121,909)
Evergreen Marine Corp. Taiwan Ltd.	(512,000)	(301,227)
First Financial Holding Co., Ltd.	(205)	(127)
Formosa Chemicals & Fibre Corp.	(37,000)	(106,942)
Formosa Plastics Corp.	(100,000)	(271,753)
Foxconn Technology Co., Ltd.	(2,072,700)	(5,208,889)
G Tech Optoelectronics Corp.	(766,000)	(1,339,869)
Genesis Photonics, Inc.	(735,000)	(432,577)
Hiwin Technologies Corp.	(11,000)	(86,644)
Hotai Motor Co., Ltd.	(267,000)	(3,176,253)
HTC Corp.	(308,000)	(1,511,760)
Hua Nan Financial Holdings Co., Ltd.	(450,450)	(267,069)
ILI Technology Corp.	(186,000)	(383,214)
Macronix International	(10,627,927)	(2,484,432)
MStar Semiconductor, Inc.	(419,000)	(4,322,527)
Nan Kang Rubber Tire Co., Ltd.	(433,936)	(557,661)
Radium Life Tech Co., Ltd.	(157,000)	(137,380)
Sino-American Silicon Products, Inc.	(845,000)	(1,171,390)
Taiwan Glass Industry Corp.	(235,000)	(237,813)
Winbond Electronics Corp.	(632,000)	(159,528)
Wintek Corp.	(11,288,000)	(4,216,486)

		(31,785,147)

Thailand
Advanced Info Service PCL	(95,700)	(784,048)
Charoen Pokphand Foods PCL	(6,924,700)	(5,406,272)
CP ALL PCL	(426,800)	(538,214)
Jasmine International PCL	(4,827,400)	(1,310,571)
Krung Thai Bank PCL	(138,625)	(90,412)
BLACKROCK FUNDS	OCTOBER 31, 2013	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value

Thailand (concluded)
Minor International PCL	(3,848,000)	$(3,430,747)
Thai Union Frozen Products PCL	(1,770,200)	(3,199,157)

		(14,759,421)

Turkey
Arcelik AS	(30,635)	(195,085)
Trakya Cam Sanayii AS	(1,302,214)	(1,612,961)
Turk Hava Yollari	(37,543)	(146,387)
Turk Telekomunikasyon AS	(216,032)	(744,431)
Turkcell Iletisim Hizmetleri AS	(1,426,637)	(8,853,186)
Turkcell Iletisim Hizmetleri AS - ADR	(9,154)	(143,169)

		(11,695,219)

Total Reference Entity — Short		(196,643,978)

Net Value of Reference Entity — UBS AG		53,509,800

BLACKROCK FUNDS	OCTOBER 31, 2013	16

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$676,689,252	—	—	$676,689,252

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity Contracts	—	$29,671,438	—	$29,671,438

1 Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency at value	$1,511	—	—	$1,511
Liabilities:
Cash received as collateral for swaps	—	$(29,994,959)	—	(29,994,959)

Total	$1,511	$(29,994,959)	—	$(29,993,448)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	17

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock Global Long/Short Equity Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (a)(b)	206,169,900	$206,169,900

Total Short-Term Securities (Cost — $206,169,900*) — 96.1%		206,169,900

Other Assets Less Liabilities — 3.9%		8,436,581

Net Assets — 100.0%		$214,606,481

Notes to Schedule of Investments
*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	79,612,430	126,557,470	206,169,900	$11,112

(b)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
NOK	Norwegian Krone
PLC	Public Company Limited
USD	US Dollar

• Total return swaps outstanding as of October 31, 2013 were as follows[1]:
Reference Entity	Counterparty	Expiration Date	Net Notional Amount	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America Merrill Lynch	1/21/14	$9,845,226	$411,080[2]	$10,370,118
	Deutsche Bank AG	1/07/14 - 10/03/14	$(3,574,439)	2,747,500[3]	(2,003,647)
	Goldman Sachs Group, Inc.	6/25/14 - 5/05/15	$10,727,357	(269,650)[4]	10,651,671
	UBS AG	1/14/14	$(4,182,884)	3,265,307[5]	(2,046,378)
Total				$6,154,237	$16,971,764

[1]	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap and pays or receives a specific LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the total return swap.
[2]	Amount includes $113,812 of dividends and financing income payable from the Fund to the counterparty.

BLACKROCK FUNDS	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

[3]	Amount includes $(1,176,708) of dividends and financing income payable from the Fund to the counterparty.
[4]	Amount includes $193,964 of dividends and financing income payable from the Fund to the counterparty
[5]	Amount includes $(1,128,801) of dividends and financing income payable from the Fund to the counterparty

•	Foreign currency exchange contracts as of October 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)

USD	30,080	EUR	21,902	Deutsche Bank AG	11/01/13	$343
USD	8,307	AUD	8,785	Deutsche Bank AG	11/04/13	4
USD	5,056	EUR	3,722	BNP Paribas S.A.	11/04/13	2
USD	7,178	NOK	42,673	BNP Paribas S.A.	11/04/13	10
USD	13,810	JPY	1,358,604	BNP Paribas S.A.	11/05/13	(7)
Total						$352

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Bank of America Merrill Lynch as of October 31, 2013:

	Shares	Value

Reference Entity - Long

Israel
Caesarstone Sdot-Yam Ltd.	2,313	$97,539
Check Point Software Technologies Ltd.	150	8,703

		106,242

Netherlands
AVG Technologies NV	147	2,955
Constellium NV, Class A	726	13,409
Frank's International NV	5,444	166,532
LyondellBasell Industries NV, Class A	40,018	2,985,343

		3,168,239

Panama
Copa Holdings SA, Class A	99	14,804

Puerto Rico
Popular, Inc.	786	19,846

Switzerland
ACE Ltd.	213	20,329

United States
AAR Corp.	335	9,809
Activision Blizzard, Inc.	18,156	302,116
Advent Software, Inc.	1,257	42,172
Aetna, Inc.	14,935	936,424
AGCO Corp.	88	5,137
Air Lease Corp.	8,773	257,926
Aircastle Ltd.	427	8,057
	Shares	Value

Reference Entity - Long

United States (continued)
Alaska Air Group, Inc.	3,860	$272,748
Align Technology, Inc.	687	39,200
Altisource Residential Corp.	921	24,471
AMC Networks, Inc., Class A	6,282	440,305
American States Water Co.	256	7,291
AO Smith Corp.	513	26,496
Artisan Partners Asset Management, Inc., Class A	972	58,194
Aruba Networks, Inc.	2,128	39,921
Ashland, Inc.	1,023	94,679
Aspen Insurance Holdings Ltd.	6,517	254,228
Aspen Technology, Inc.	467	17,853
Assurant, Inc.	539	31,521
Avery Dennison Corp.	829	39,062
Axis Capital Holdings Ltd.	452	21,434
Bally Technologies, Inc.	401	29,329
Benefitfocus, Inc.	452	22,645
Biogen Idec, Inc.	53	12,942
Bloomin' Brands, Inc.	643	16,094
Blucora, Inc.	179	4,230
Brady Corp., Class A	346	10,100
Brown & Brown, Inc.	462	14,752
Cabot Oil & Gas Corp.	686	24,230
CBL & Associates Properties, Inc.	2,099	41,581
CBOE Holdings, Inc.	547	26,530
Celgene Corp.	6,269	930,884
Chart Industries, Inc.	89	9,565
Cisco Systems, Inc.	92,785	2,087,662
Citigroup, Inc.	48,858	2,383,293
Citrix Systems, Inc.	892	50,648
Clovis Oncology, Inc.	305	15,589

BLACKROCK FUNDS	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

United States (concluded)
CME Group, Inc.	665	$49,350
Comcast Corp., Class A	2,355	109,036
Corning, Inc.	3,952	67,540
Cvent, Inc.	1,383	42,859
CVS Caremark Corp.	4,751	295,797
Diamondback Energy, Inc.	697	36,000
Dillard's, Inc., Class A	164	13,445
Diodes, Inc.	149	3,609
DIRECTV	19,924	1,245,051
Discover Financial Services	2,478	128,559
Discovery Communications, Inc.	4,708	389,399
Domino's Pizza, Inc.	23,467	1,573,697
Eastman Chemical Co.	4,130	325,403
Energizer Holdings, Inc.	293	28,746
EPR Properties	596	30,617
EQT Midstream Partners LP	562	29,578
EverBank Financial Corp.	400	6,048
Exelis, Inc.	370	6,101
Express Scripts Holding Co.	603	37,700
F5 Networks, Inc.	4,244	345,928
Facebook, Inc.	8,326	418,465
Financial Engines, Inc.	249	13,912
Finisar Corp.	2,186	50,300
FleetCor Technologies, Inc.	697	80,399
Foot Locker, Inc.	3,043	105,592
Fresh Del Monte Produce, Inc.	986	26,218
Generac Holdings, Inc.	442	21,813
General Dynamics Corp.	1,597	138,348
Gilead Sciences, Inc.	4,663	331,026
Gogo, Inc.	7,761	144,665
The Goldman Sachs Group, Inc.	9,788	1,574,498
Green Mountain Coffee Roasters, Inc.	7,827	491,614
The Hain Celestial Group, Inc.	403	33,542
Host Hotels & Resorts, Inc.	1,461	27,102
IAC/InterActiveCorp	18,841	1,005,921
ING US, Inc.	9,611	298,133
International Game Technology	982	18,462
International Paper Co.	22,639	1,009,926
Intrexon Corp.	206	4,367
Juniper Networks, Inc.	8,178	152,438
KapStone Paper and Packaging Corp.	1,211	62,924
Lear Corp.	2,805	217,079
Liberty Interactive Corp., Series A	239	6,443
Linear Technology Corp.	21,804	897,017
LinkedIn Corp., Class A	144	32,208
Lumber Liquidators Holdings, Inc.	717	81,874
Manhattan Associates, Inc.	221	23,539
Marriott Vacations Worldwide Corp.	278	13,922
Maxim Integrated Products, Inc.	20,664	613,721
	Shares	Value

Reference Entity - Long

United States (concluded)
Mead Johnson Nutrition Co.	4,062	$331,703
Microsemi Corp.	215	5,403
MSCI, Inc.	484	19,733
Murphy USA, Inc.	6,223	252,529
Myriad Genetics, Inc.	630	15,359
The NASDAQ OMX Group, Inc.	15,042	532,938
National Retail Properties, Inc.	9,967	342,865
News Corp., Class A	21,479	378,030
NIC, Inc.	354	8,715
Northrop Grumman Corp.	21,530	2,314,690
Nu Skin Enterprises, Inc., Class A	4,531	529,810
Olin Corp.	4,320	97,243
Omnicare, Inc.	284	15,663
Omnicom Group, Inc.	144	9,808
On Assignment, Inc.	380	12,840
Owens & Minor, Inc.	440	16,465
Owens-Illinois, Inc.	380	12,080
P.H. Glatfelter Co.	182	4,768
Packaging Corp. of America	3,519	219,163
PHH Corp.	1,053	25,325
Pilgrim's Pride Corp.	2,297	32,548
priceline.com, Inc.	1,891	1,992,793
PTC, Inc.	3,172	87,928
Puma Biotechnology, Inc.	409	15,669
QUALCOMM, Inc.	5,401	375,207
Ralph Lauren Corp.	730	120,917
Raytheon Co.	26,309	2,167,072
Realogy Holdings Corp.	6,934	285,265
Regal Entertainment Group, Class A	3,307	62,866
Reliance Steel & Aluminum Co.	415	30,415
Rock-Tenn Co., Class A	3,833	410,169
Rovi Corp.	2,491	41,749
Sanderson Farms, Inc.	307	19,405
Santarus, Inc.	3,021	70,480
Service Corp. International	8,621	155,264
Sirona Dental Systems, Inc.	4,565	329,821
Skyworks Solutions, Inc.	10,218	263,420
SLM Corp.	13,022	330,368
Spirit Aerosystems Holdings, Inc., Class A	1,159	30,934
Spirit Airlines, Inc.	1,333	57,519
Stanley Black & Decker, Inc.	208	16,451
Starbucks Corp.	1,575	127,654
Starz, Class A	1,213	36,572
State Street Corp.	511	35,806
SVB Financial Group	609	58,330
Synaptics, Inc.	408	18,972
Targa Resources Corp.	1,259	97,648
Target Corp.	26,216	1,698,535
Tech Data Corp.	87	4,529

BLACKROCK FUNDS	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

United States (concluded)
Texas Roadhouse, Inc.	1,179	$32,328
Thor Industries, Inc.	1,018	59,054
Timken Co.	228	12,041
TransDigm Group, Inc.	94	13,669
Triumph Group, Inc.	1,868	133,842
TRW Automotive Holdings Corp.	12,748	957,502
tw telecom, Inc.	2,984	94,056
Tyson Foods, Inc., Class A	11,485	317,790
Ubiquiti Networks, Inc.	7,925	305,746
Umpqua Holdings Corp.	1,757	28,762
Union Pacific Corp.	2,455	371,687
United Therapeutics Corp.	410	36,293
UnitedHealth Group, Inc.	418	28,533
Urban Outfitters, Inc.	23,324	883,513
USANA Health Sciences, Inc.	389	26,541
Validus Holdings Ltd.	318	12,555
Valmont Industries, Inc.	1,086	152,583
The Valspar Corp.	8,934	625,112
ValueClick, Inc.	2,705	51,963
VCA Antech, Inc.	1,273	36,217
VeriSign, Inc.	25,520	1,385,226
Vishay Intertechnology, Inc.	775	9,509
Visteon Corp.	479	36,926
Waddell & Reed Financial, Inc., Class A	3,331	205,689
WageWorks, Inc.	213	10,908
The Washington Post Co., Class B	197	126,734
Web.com Group, Inc.	174	4,689
Weight Watchers International, Inc.	1,892	60,752
Weingarten Realty Investors	429	13,612
WellPoint, Inc.	5,159	437,483
Westlake Chemical Corp.	292	31,367
Whirlpool Corp.	354	51,688
Worthington Industries, Inc.	196	7,946
Xerox Corp.	44,290	440,243

		42,391,044

Total Reference Entity - Long		45,720,504

Reference Entity - Short

Netherlands
Chicago Bridge & Iron Co. NV	(12,717)	(942,202)

Norway
Teekay Corp.	(616)	(26,753)

United States
Acadia Healthcare Co., Inc.	(1,006)	(43,620)
Acadia Realty Trust	(429)	(11,441)
ACI Worldwide, Inc.	(2,991)	(164,864)
Acuity Brands, Inc.	(1,955)	(196,497)
	Shares	Value

Reference Entity - Short

United States (continued)
Advance Auto Parts, Inc.	(166)	$(16,464)
The Advisory Board Co.	(395)	(27,097)
Air Products & Chemicals, Inc.	(17,173)	(1,872,029)
Allegheny Technologies, Inc.	(16,171)	(535,260)
Alnylam Pharmaceuticals, Inc.	(1,223)	(70,457)
Alpha Natural Resources, Inc.	(35,233)	(246,631)
Amazon.com, Inc.	(346)	(125,954)
American Capital Agency Corp.	(74,820)	(1,625,090)
ANN, Inc.	(282)	(9,972)
Annaly Capital Management, Inc.	(10,683)	(125,953)
Apache Corp.	(5,402)	(479,698)
Applied Materials, Inc.	(45,543)	(812,943)
Arch Capital Group Ltd.	(3,016)	(174,807)
ARMOUR Residential REIT, Inc.	(2,020)	(8,322)
B&G Foods, Inc.	(3,536)	(119,694)
BancorpSouth, Inc.	(3,516)	(77,704)
Bank of Hawaii Corp.	(1,145)	(66,387)
BankUnited, Inc.	(67)	(2,062)
Belden, Inc.	(159)	(10,694)
Bill Barrett Corp.	(1,591)	(44,023)
BioMarin Pharmaceutical, Inc.	(17,791)	(1,117,631)
BRE Properties, Inc.	(508)	(27,742)
The Brink's Co.	(683)	(21,446)
Brookdale Senior Living, Inc.	(5,470)	(148,128)
C&J Energy Services, Inc.	(736)	(16,957)
Calpine Corp.	(4,714)	(95,081)
Cameron International Corp.	(168)	(9,216)
Carpenter Technology Corp.	(31)	(1,839)
Caterpillar, Inc.	(1,650)	(137,544)
Cepheid, Inc.	(2,604)	(106,035)
Charles River Laboratories International, Inc.	(423)	(20,816)
Chesapeake Energy Corp.	(18,769)	(524,781)
Clean Harbors, Inc.	(1,358)	(83,856)
Cole Real Estate Investment, Inc.	(3,133)	(44,489)
CONSOL Energy, Inc.	(4,162)	(151,913)
The Corporate Executive Board Co.	(4,091)	(298,234)
Cypress Semiconductor Corp.	(6,548)	(60,765)
CYS Investments, Inc.	(1,891)	(16,055)
Darden Restaurants, Inc.	(5,322)	(274,243)
Deckers Outdoor Corp.	(1,062)	(73,097)
DENTSPLY International, Inc.	(6,553)	(308,646)
DISH Network Corp., Class A	(8,903)	(429,125)
Dolby Laboratories, Inc., Class A	(264)	(9,435)
Dresser-Rand Group, Inc.	(678)	(41,202)
Elizabeth Arden, Inc.	(1,283)	(46,432)
Erie Indemnity Co., Class A	(23)	(1,652)
ExamWorks Group, Inc.	(248)	(6,411)
Fair Isaac Corp.	(670)	(38,378)
Fastenal Co.	(676)	(33,665)
FedEx Corp.	(244)	(31,964)

BLACKROCK FUNDS	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

United States (continued)
Forest Laboratories, Inc.	(8,649)	$(406,762)
Forum Energy Technologies, Inc.	(5,227)	(152,942)
FTI Consulting, Inc.	(562)	(22,806)
Fusion-io, Inc.	(8,019)	(86,204)
General Growth Properties, Inc.	(4,473)	(94,962)
Genesee & Wyoming, Inc., Class A	(8,338)	(832,466)
Geospace Technologies Corp.	(362)	(35,266)
Guidewire Software, Inc.	(488)	(24,751)
Harman International Industries, Inc.	(110)	(8,912)
Hatteras Financial Corp.	(1,371)	(24,952)
Hecla Mining Co.	(2,052)	(6,402)
Helmerich & Payne, Inc.	(6,569)	(509,426)
Hill-Rom Holdings, Inc.	(17,845)	(736,820)
HMS Holdings Corp.	(12,392)	(261,843)
HNI Corp.	(213)	(8,275)
Hospira, Inc.	(9,852)	(399,203)
Hudson City Bancorp, Inc.	(186)	(1,670)
Huntsman Corp.	(491)	(11,401)
Incyte Corp. Ltd.	(1,428)	(55,692)
Integrated Device Technology, Inc.	(15,534)	(165,282)
iRobot Corp.	(229)	(7,756)
Itron, Inc.	(2,143)	(91,442)
John Wiley & Sons, Inc., Class A	(6,834)	(343,682)
Jos A Bank Clothiers, Inc.	(1,429)	(68,563)
Joy Global, Inc.	(17,417)	(988,415)
Kellogg Co.	(10,412)	(658,559)
Kennametal, Inc.	(4,868)	(223,928)
Laboratory Corp. of America Holdings	(9,267)	(935,040)
LaSalle Hotel Properties	(1,551)	(48,159)
Level 3 Communications, Inc.	(38,402)	(1,173,181)
Magnum Hunter Resources Corp.	(60)	—
Magnum Hunter Resources Corp.	(7,211)	(51,414)
Marsh & McLennan Cos., Inc.	(9,217)	(422,139)
McDermott International, Inc.	(8,028)	(56,758)
McGraw Hill Financial, Inc.	(11,146)	(776,653)
Mercury General Corp.	(2,493)	(116,074)
Mettler-Toledo International, Inc.	(1,018)	(251,914)
MICROS Systems, Inc.	(666)	(36,130)
Mid-America Apartment Communities, Inc.	(2,004)	(133,066)
Monsanto Co.	(5,788)	(607,045)
The Mosaic Co.	(200)	(9,170)
Motorola Solutions, Inc.	(121)	(7,565)
Nabors Industries Ltd.	(11,283)	(197,227)
National Health Investors, Inc.	(81)	(5,064)
National Instruments Corp.	(233)	(6,769)
Netscout Systems, Inc.	(197)	(5,579)
The New York Times Co.	(2,511)	(34,727)
Newfield Exploration Co.	(9,824)	(299,141)
	Shares	Value

Reference Entity - Short

United States (continued)
Newmont Mining Corp.	(7,740)	$(210,992)
NII Holdings, Inc.	(3,521)	(12,112)
Northern Oil and Gas, Inc.	(3,452)	(56,716)
Oil States International, Inc.	(868)	(94,291)
Pall Corp.	(164)	(13,205)
Parkway Properties, Inc.	(2,135)	(38,665)
PDC Energy, Inc.	(345)	(23,394)
Pitney Bowes, Inc.	(283)	(6,039)
PriceSmart, Inc.	(2,399)	(272,982)
The Progressive Corp.	(5,529)	(143,588)
PVH Corp.	(7,123)	(887,312)
QEP Resources, Inc.	(2,126)	(70,286)
Questar Corp.	(2,235)	(52,880)
Quiksilver, Inc.	(828)	(6,889)
Rackspace Hosting, Inc.	(3,277)	(167,881)
Regal-Beloit Corp.	(326)	(23,906)
Regis Corp.	(234)	(3,393)
RLI Corp.	(110)	(10,393)
Rockwell Collins, Inc.	(17,911)	(1,250,725)
Rosetta Resources, Inc.	(14,625)	(876,623)
RPC, Inc.	(280)	(5,135)
SanDisk Corp.	(7,596)	(527,922)
SandRidge Energy, Inc.	(3,126)	(19,819)
Scientific Games Corp.	(664)	(12,138)
Sempra Energy	(17,554)	(1,599,872)
ServiceNow, Inc.	(13,232)	(722,600)
The Sherwin-Williams Co.	(5,695)	(1,070,660)
Silicon Laboratories, Inc.	(219)	(8,808)
SPX Corp.	(4,286)	(388,783)
Starwood Hotels & Resorts Worldwide, Inc.	(1,267)	(93,277)
Starwood Property Trust, Inc.	(1,488)	(38,227)
Tanger Factory Outlet Centers	(3,667)	(127,795)
Tempur Sealy International, Inc.	(3,570)	(136,910)
TESARO, Inc.	(1,392)	(53,592)
Tetra Tech, Inc.	(510)	(13,326)
Toll Brothers, Inc.	(1,686)	(55,436)
UDR, Inc.	(1,824)	(45,253)
UIL Holdings Corp.	(916)	(35,284)
Ulta Salon Cosmetics & Fragrance, Inc.	(66)	(8,504)
UMB Financial Corp.	(204)	(12,020)
UTi Worldwide, Inc.	(2,952)	(44,870)
Varian Medical Systems, Inc.	(7,755)	(562,858)
Vera Bradley, Inc.	(237)	(5,250)
Volcano Corp.	(244)	(4,677)
Vulcan Materials Co.	(325)	(17,404)
Walgreen Co.	(412)	(24,407)
Waters Corp.	(5,125)	(517,215)
Western Digital Corp.	(73)	(5,083)
Williams-Sonoma, Inc.	(11,957)	(627,025)

BLACKROCK FUNDS	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

United States (concluded)
Workday, Inc., Class A	(6,111)	$(457,531)
WPX Energy, Inc.	(3,838)	(84,973)
WR Grace & Co.	(1,360)	(124,658)
Wright Medical Group, Inc.	(256)	(6,956)
Xylem, Inc.	(202)	(6,969)
Zynga, Inc., Class A	(69,160)	(248,284)

		(34,381,431)

Total Reference Entity– Short		(35,350,386)

Net Value of Reference Entity – Bank of America Merrill Lynch		10,370,118

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Deutsche Bank AG as of October 31, 2013:

Reference Entity - Long

Australia
Amcor Ltd.	79,214	811,499
Aristocrat Leisure Ltd.	45,206	215,856
BlueScope Steel Ltd.	23,537	111,021
carsales.com Ltd.	10,432	103,593
CSL Ltd.	55	3,615
Qantas Airways Ltd.	114,044	134,077
QBE Insurance Group Ltd.	55,756	780,823
REA Group Ltd.	4,088	160,445

		2,320,929

Austria
Voestalpine AG	811	38,259

Belgium
Ageas	9,086	386,103
bpost SA	362	7,613
Delhaize Group SA	2,849	181,950

		575,666

Canada
Aimia, Inc.	1,380	24,393
Air Canada, Class B	29,160	160,252
AltaGas Ltd.	200	7,404
Boardwalk Real Estate Investment Trust	658	37,430
CI Financial Corp.	870	28,937
Gran Tierra Energy, Inc.	8,684	65,464
Home Capital Group, Inc.	510	40,476
Inter Pipeline Ltd.	1,026	25,791
Intertape Polymer Group, Inc.	328	4,719
Magna International, Inc.	26,069	2,207,983
Martinrea International, Inc.	1,221	12,940
	Shares	Value

Reference Entity - Long

Canada (concluded)
Methanex Corp.	1,939	$112,455
Onex Corp.	1,354	71,541
Pembina Pipeline Corp.	715	23,460
Vermilion Energy, Inc.	379	20,832
Westjet Airlines Ltd.	4,430	115,270
Whitecap Resources, Inc.	3,751	43,567

		3,002,914

China
Agricultural Bank of China Ltd., Class H	11,000	5,301
China Telecom Corp. Ltd., Class H	114,000	59,548
Country Garden Holdings Co., Ltd.	27,000	18,515
People's Insurance Co. Group of China Ltd., Class H	10,000	4,724

		88,088

Finland
Pohjola Bank PLC, Class A	7,639	139,112

France
Iliad SA	3,222	736,694
JCDecaux SA	171	6,870
Lagardere S.C.A.	2,171	78,871
Metropole Television SA	2,832	65,272
Plastic Omnium SA	369	10,542
Technicolor SA	16,034	86,518
Thales SA	1,234	75,577

		1,060,344

Germany
Deutz AG	714	6,772
Drillisch AG	361	9,303
Duerr AG	1,093	95,658
Freenet AG	2,102	54,599
Generali Deutschland Holding AG	181	27,893
ProSiebenSAT.1 Media AG, Registered Shares	31,555	1,500,188
Talanx AG	450	15,420
Telefonica Deutschland Holding AG	28,268	222,668
TUI AG	15,997	211,933
United Internet AG	19,942	786,636

		2,931,070

Hong Kong
Galaxy Entertainment Group Ltd.	9,000	67,155
Hongkong Land Holdings Ltd.	7,000	43,051
Sands China Ltd.	1,200	8,532
Wheelock & Co., Ltd.	1,000	5,108

		123,846

BLACKROCK FUNDS	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

Ireland
Smurfit Kappa Group PLC	26,730	$647,040

Italy
Banca Generali SpA	649	16,942
Brembo SpA	314	8,305
Fiat SpA	21,444	168,265
Salvatore Ferragamo Italia SpA	153	5,238
Unipol Gruppo Finanziario SpA	1,681	8,913

		207,663

Japan
Adastria Holdings Co., Ltd.	200	9,366
Aisin Seiki Co., Ltd.	200	8,125
Anritsu Corp.	900	11,801
Aozora Bank Ltd.	10,000	29,070
Asahi Group Holdings Ltd.	500	13,475
Avex Group Holdings, Inc.	1,300	32,867
Bridgestone Corp.	1,500	51,424
Central Japan Railway Co.	200	25,831
Daicel Corp.	1,000	8,429
Daifuku Co., Ltd.	1,000	12,859
Daikin Industries Ltd.	1,900	108,787
Daikyo, Inc.	9,000	27,957
Dainippon Screen Manufacturing Co., Ltd.	1,000	5,715
Daito Trust Construction Co., Ltd.	300	30,631
Daiwa House Industry Co., Ltd.	4,000	80,135
Daiwa Securities Group, Inc.	16,000	146,140
Denso Corp.	6,000	288,411
Dowa Holdings Co., Ltd.	12,000	113,253
East Japan Railway Co.	1,400	121,619
Electric Power Development Co., Ltd.	600	19,099
Enplas Corp.	100	6,593
F@N Communications, Inc.	600	13,906
FamilyMart Co., Ltd.	100	4,480
Fuji Heavy Industries Ltd.	3,700	100,505
Fujikura Ltd.	3,000	13,689
Furukawa Co., Ltd.	2,000	4,149
GLP J-Reit	13	13,488
GMO internet, Inc.	500	5,684
Haseko Corp.	2,800	20,754
Industrial & Infrastructure Fund Investment Corp.	1	9,253
ITOCHU Corp.	32,400	389,582
Izumi Co., Ltd.	1,100	35,776
Japan Airport Terminal Co., Ltd.	500	12,124
Japan Aviation Electronics Industry Ltd.	1,000	10,068
JTEKT Corp.	700	8,920
Kakaku.com, Inc.	18,100	350,078
KDDI Corp.	14,800	801,516
	Shares	Value

Reference Entity - Long

Japan (continued)
Kikkoman Corp.	1,000	$18,226
Kubota Corp.	4,000	59,226
Kyowa Exeo Corp.	2,400	28,499
Lawson, Inc.	100	8,019
Maeda Corp.	3,000	21,584
Marubeni Corp.	12,000	93,603
Matsui Securities Co., Ltd.	1,300	13,919
Matsumotokiyoshi Holdings Co., Ltd.	300	10,123
Mitsubishi Materials Corp.	24,000	93,898
Mitsubishi Motors Corp.	1,000	11,237
Mitsubishi UFJ Financial Group, Inc.	281,300	1,791,392
Mochida Pharmaceutical Co., Ltd.	100	6,329
Monex Group, Inc.	11,800	43,048
MS&AD Insurance Group Holdings, Inc.	2,300	59,061
Nexon Co., Ltd.	4,700	54,932
Nidec Corp.	200	19,384
Nihon M&A Center, Inc.	200	15,425
Nippo Corp.	1,000	18,761
Nippon Kayaku Co., Ltd.	2,000	28,040
Nippon Prologis REIT, Inc.	4	39,945
Nippon Telegraph & Telephone Corp.	5,300	274,352
Nissan Chemical Industries Ltd.	1,100	17,293
Nomura Holdings, Inc.	1,300	9,559
Nomura Real Estate Holdings, Inc.	1,500	37,952
NTT Urban Development Corp.	300	3,830
Nuflare Technology, Inc.	100	13,388
Obic Co., Ltd.	1,800	56,525
Omron Corp.	100	3,816
Oriental Land Co., Ltd.	200	31,974
ORIX Corp.	700	12,125
Pigeon Corp.	3,400	175,417
Resona Holdings, Inc.	9,800	50,977
Resorttrust, Inc.	800	30,474
Ricoh Co., Ltd.	2,000	21,122
Rohto Pharmaceutical Co., Ltd.	1,000	14,512
Santen Pharmaceutical Co., Ltd.	100	5,039
Sanwa Holdings Corp.	3,000	19,226
Sawai Pharmaceutical Co., Ltd.	800	58,253
Secom Co., Ltd.	500	30,001
Sekisui House Ltd.	6,000	86,123
Seven & I Holdings Co., Ltd.	200	7,402
Shionogi & Co., Ltd.	1,600	35,406
SHO-BOND Holdings Co., Ltd.	200	9,365
Showa Shell Sekiyu KK	2,700	28,941
SMC Corp.	200	46,334
Start Today Co., Ltd.	3,400	94,792

BLACKROCK FUNDS	OCTOBER 31, 2013	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

Japan (concluded)
Sumitomo Mitsui Financial Group, Inc.	1,300	$62,837
Sumitomo Osaka Cement Co., Ltd.	11,000	44,383
Sumitomo Realty & Development Co., Ltd.	3,000	141,949
Tadano Ltd.	4,000	54,754
Taiheiyo Cement Corp.	47,000	199,337
Temp Holdings Co., Ltd.	400	11,651
Tohoku Electric Power Co. Inc.	500	6,052
Tokai Tokyo Financial Holdings, Inc.	4,000	33,552
Tokio Marine Holdings, Inc.	4,100	134,416
Tokyo Seimitsu Co., Ltd.	500	9,504
Tokyotokeiba Co., Ltd.	2,000	8,095
Tokyu Fudosan Holdings Corp.	6,300	61,892
Topcon Corp.	1,000	15,079
Toyo Tire & Rubber Co., Ltd.	7,000	40,900
Tsuruha Holdings, Inc.	400	36,316
United Arrows Ltd.	1,000	43,086
USS Co., Ltd.	700	10,223
Yahoo! Japan Corp.	13,600	63,454
Zenkoku Hosho Co., Ltd.	100	4,304
Zeon Corp.	4,000	47,669

		7,583,861

New Zealand
Z Energy Ltd.	60,993	194,971

Norway
DnB NOR ASA	17,288	306,456
Statoil ASA	34,161	808,290
Telenor ASA	122,931	2,953,739

		4,068,485

Portugal
Zon Optimus SGPS SA	7,095	48,666

Spain
Amadeus IT Holding SA, Class A, Class A	22,615	839,068
Bankinter SA	167,481	1,021,152
CaixaBank SA	1	4
Distribuidora Internacional de Alimentacion SA	15,334	139,800
Ferrovial SA	7,520	143,344
Gamesa Corp. Tecnologica SA	21,436	207,009
Inditex SA	9,390	1,542,203

	Shares	Value

Reference Entity - Long

Spain (concluded)
Mediaset Espana Comunicacion SA	3,225	$39,359

		3,931,939

Sweden
Intrum Justitia AB	15,753	418,862

Switzerland
OC Oerlikon Corp. AG	6,519	91,137

United Kingdom
Ashtead Group PLC	14,357	150,865
ASOS PLC	1,707	155,178
Babcock International Group PLC	5,854	119,708
Bellway PLC	1,489	35,865
Blinkx PLC	4,843	12,727
Britvic PLC	27,030	270,874
BT Group PLC	110,030	665,751
Capital & Counties Properties PLC	2,059	11,452
Direct Line Insurance Group PLC	3,439	12,407
Dixons Retail PLC	585,938	459,083
Domino's Pizza Group PLC	4,000	37,512
DS Smith PLC	19,909	96,498
easyJet PLC	129,598	2,714,706
Great Portland Estates PLC	638	5,854
Home Retail Group PLC	31,321	99,930
Howden Joinery Group PLC	101,925	527,122
IG Group Holdings PLC	3,392	33,337
International Personal Finance PLC	1,140	10,535
ITV PLC	412,562	1,261,441
Jazztel PLC	27,677	303,141
Legal & General Group PLC	7,218	25,016
Lloyds Banking Group PLC	1,236,833	1,529,711
London Stock Exchange Group PLC	601	15,797
Paragon Group of Cos. PLC	11,249	61,025
Rightmove PLC	14,504	616,337
Sports Direct International PLC	18,205	204,589
TalkTalk Telecom Group PLC	44,672	191,229
Telecity Group PLC	12,513	152,977
Thomas Cook Group PLC	9,766	22,477
Whitbread PLC	7,732	425,191
William Hill PLC	109,101	700,479

		10,928,814

Total Reference Entity - Long		38,401,666

BLACKROCK FUNDS	OCTOBER 31, 2013	8

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

Austria
ams AG	(122)	$(13,325)
Andritz AG	(5,867)	(361,300)

		(374,625)

Belgium
Mobistar SA	(780)	(13,520)
Solvay SA	(4,975)	(777,906)

		(791,426)

Canada
Agnico Eagle Mines Ltd.	(12,834)	(381,087)
ARC Resources Ltd.	(244)	(6,478)
AuRico Gold, Inc.	(2,097)	(8,709)
Barrick Gold Corp.	(21,498)	(418,145)
Detour Gold Corp.	(257)	(2,100)
Eldorado Gold Corp.	(233)	(1,571)
Enerplus Corp.	(1,812)	(31,264)
Fairfax Financial Holdings Ltd.	(29)	(12,655)
First Majestic Silver Corp.	(3,792)	(42,915)
Goldcorp, Inc.	(2,787)	(70,995)
Imperial Oil Ltd.	(11,391)	(497,417)
Pan American Silver Corp.	(7,856)	(83,484)
Paramount Resources Ltd., Class A	(182)	(6,307)
Penn West Petroleum Ltd.	(7,553)	(84,321)
Saputo, Inc.	(4,447)	(220,036)
SNC-Lavalin Group, Inc.	(18,272)	(767,752)
Talisman Energy, Inc.	(46,351)	(577,915)
TransAlta Corp.	(2,887)	(38,848)
Yamana Gold, Inc.	(882)	(8,747)

		(3,260,746)

China
Honghua Group Ltd.	(19,000)	(5,784)
Yanzhou Coal Mining Co., Ltd., Class A	(266,000)	(275,240)

		(281,024)

Denmark
Danske Bank A/S	(1,888)	(44,115)
FLSmidth & Co. A/S	(2,953)	(147,382)
William Demant Holding A/S	(8,700)	(861,535)

		(1,053,032)

Finland
Cargotec OYJ, Class A	(2,407)	(87,893)
Fortum OYJ	(221)	(4,930)
Metso OYJ	(10,631)	(418,437)
Orion OYJ, Class B	(478)	(12,847)

		(524,107)

	Shares	Value

Reference Entity - Short

France
Accor SA	(398)	$(17,789)
Alstom SA	(27,775)	(1,031,032)
BNP Paribas SA	(179)	(13,205)
Carrefour SA	(9,178)	(335,020)
Casino Guichard Perrachon SA	(14,963)	(1,681,914)
CGG SA	(3,424)	(75,259)
Christian Dior SA	(264)	(50,091)
Danone	(40,682)	(3,013,078)
Kering	(322)	(72,975)
LVMH Moet Hennessy Louis Vuitton SA	(7,150)	(1,372,767)
Neopost SA	(130)	(9,815)
Remy Cointreau SA	(1,115)	(109,829)
Renault SA	(665)	(58,021)
Sodexo	(178)	(17,278)
Vivendi SA	(13,069)	(330,903)

		(8,188,976)

Germany
Deutsche Euroshop AG	(368)	(16,360)
DMG MORI SEIKI AG	(174)	(5,720)
ElringKlinger AG	(698)	(29,678)
Fielmann AG	(211)	(23,597)
Fraport AG Frankfurt Airport Services Worldwide	(6,965)	(538,834)
Hochtief AG	(9,210)	(832,998)
Infineon Technologies AG	(679)	(6,569)
LANXESS AG	(21,827)	(1,532,949)
MAN SE	(25,094)	(3,023,833)
Metro AG	(3,569)	(167,336)
MTU Aero Engines AG	(522)	(52,060)
RWE AG	(17,544)	(646,357)
Salzgitter AG	(1,822)	(80,185)
Software AG	(6,253)	(231,533)
ThyssenKrupp AG	(8,145)	(207,806)

		(7,395,815)

Hong Kong
China Mengniu Dairy Co., Ltd.	(4,000)	(17,596)
China Resources Enterprise Ltd.	(2,000)	(7,083)
Esprit Holdings Ltd.	(31,000)	(56,919)
Noble Group Ltd.	(177,000)	(146,240)
Wynn Macau Ltd.	(3,200)	(12,284)

		(240,122)

Italy
Finmeccanica SpA	(1,341)	(9,827)

Japan
Aeon Mall Co., Ltd.	(4,400)	(124,964)
Ajinomoto Co., Inc.	(12,000)	(167,916)
Arnest One Corp.	(200)	(5,484)

BLACKROCK FUNDS	OCTOBER 31, 2013	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

Japan (concluded)
Asatsu-DK, Inc.	(200)	$(5,496)
ASKUL Corp.	(500)	(15,967)
Autobacs Seven Co., Ltd.	(1,700)	(24,787)
Coca-Cola East Japan Co., Ltd.	(2,000)	(35,421)
Coca-Cola West Co., Ltd.	(2,200)	(44,623)
Daiichi Sankyo Co., Ltd.	(4,800)	(88,996)
Dentsu, Inc.	(19,100)	(721,640)
DMG Mori Seiki Co., Ltd.	(5,200)	(84,354)
Eisai Co., Ltd.	(14,400)	(565,661)
Glory Ltd.	(900)	(22,317)
Hisamitsu Pharmaceutical Co., Inc.	(1,600)	(86,577)
Inpex Corp.	(33,000)	(381,215)
Itochu Techno-Solutions Corp.	(800)	(31,384)
Kagome Co., Ltd.	(14,000)	(242,937)
Komeri Co., Ltd.	(1,700)	(41,516)
Konami Corp.	(2,500)	(60,419)
Kurita Water Industries Ltd.	(19,500)	(425,568)
Kyowa Hakko Kirin Co., Ltd.	(6,000)	(66,270)
Mitsui OSK Lines Ltd.	(46,000)	(194,710)
Nikon Corp.	(1,300)	(24,032)
Nippon Electric Glass Co., Ltd.	(3,000)	(15,431)
Nippon Shokubai Co., Ltd.	(7,000)	(85,872)
Nishimatsu Construction Co., Ltd.	(4,000)	(14,122)
Nitori Holdings Co., Ltd.	(1,250)	(117,257)
Osaka Gas Co., Ltd.	(38,000)	(160,059)
Panasonic Corp.	(1,300)	(13,324)
Rinnai Corp.	(200)	(15,480)
Sony Financial Holdings, Inc.	(10,900)	(203,531)
Taisho Pharmaceutical Holdings Co., Ltd.	(1,300)	(91,279)
Toho Holdings Co., Ltd.	(800)	(15,488)
Tokai Carbon Co., Ltd.	(3,000)	(10,314)
Toray Industries, Inc.	(5,000)	(31,244)
Tsumura & Co.	(300)	(9,429)
Unicharm Corp.	(6,400)	(411,065)

		(4,656,149)

Netherlands
Akzo Nobel NV	(1,375)	(99,817)
Royal Imtech NV	(23,912)	(70,365)

		(170,182)

Norway
Aker Solutions ASA	(18,272)	(252,439)

Singapore
CapitaMalls Asia Ltd.	(5,000)	(8,120)
Global Logistic Properties Ltd.	(11,000)	(27,305)
Golden Agri-Resources Ltd.	(404,000)	(195,076)
Jardine Cycle & Carriage Ltd.	(2,000)	(58,942)

	Shares	Value

Reference Entity - Short

Singapore (concluded)
Oversea-Chinese Banking Corp. Ltd.	(20,000)	$(167,310)

		(456,753)

Sweden
Atlas Copco AB, - A Shares	(2,247)	(62,258)
Hexagon AB, - B Shares	(1,143)	(34,273)
Sandvik AB	(13,204)	(178,413)
SKF AB, - B Shares	(256)	(6,773)
Svenska Handelsbanken AB, - A Shares	(1,214)	(54,905)

		(336,622)

Switzerland
Dufry AG, Registered Shares	(4,313)	(696,838)
Galenica AG, Registered Shares	(980)	(866,131)
Holcim Ltd., Registered Shares	(2,131)	(158,503)
Kuehne + Nagel International AG, Registered Shares	(3,790)	(478,794)
Nestle SA, Registered Shares	(9,199)	(664,020)
SGS SA	(404)	(945,260)
Sonova Holding AG, Registered Shares	(67)	(8,719)
STMicroelectronics NV	(15,988)	(122,980)
Sulzer AG, Registered Shares	(2,055)	(321,484)

		(4,262,729)

United Kingdom
Antofagasta PLC	(49,310)	(673,918)
Carillion PLC	(2,760)	(13,447)
Carnival PLC	(4,280)	(152,121)
Eurasian Natural Resources Corp. PLC	(3,071)	(11,065)
Fenner PLC	(918)	(5,882)
G4S PLC	(572,775)	(2,405,828)
Intertek Group PLC	(13,618)	(726,510)
Ladbrokes PLC	(5,252)	(16,075)
Michael Page International PLC	(24,046)	(186,649)
Pearson PLC	(93,566)	(1,956,932)
Spectris PLC	(8,891)	(329,214)
Standard Chartered PLC	(41,006)	(984,553)
Tesco PLC	(87,154)	(508,381)

		(7,970,575)

United States
Tahoe Resources, Inc.	(9,383)	(180,164)

Total Reference Entity– Short		(40,405,313)

Net Value of Reference Entity – Deutsche Bank AG		(2,003,647)

BLACKROCK FUNDS	OCTOBER 31, 2013	10

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs Group, Inc. as of October 31, 2013:

	Shares	Value

Reference Entity - Long

Israel
Caesarstone Sdot-Yam Ltd.	3,208	$135,281
Check Point Software Technologies Ltd.	1,722	99,911

		235,192

Luxembourg
Intelsat SA	1,212	24,713

Netherlands
Constellium NV, Class A	514	9,494
Frank's International NV	1,007	30,804
LyondellBasell Industries NV, Class A	40,705	3,036,593

		3,076,891

Panama
Copa Holdings SA, Class A	5,987	895,296

Puerto Rico
Popular, Inc.	612	15,453

United States
Abercrombie & Fitch Co., Class A	11,343	425,136
Activision Blizzard, Inc.	22,364	372,137
Aetna, Inc.	2,309	144,774
AFC Enterprises, Inc.	334	14,890
Air Lease Corp.	9,661	284,033
Alaska Air Group, Inc.	237	16,746
Align Technology, Inc.	394	22,482
Alliant Techsystems, Inc.	287	31,246
Altisource Residential Corp.	4,051	107,635
AMC Networks, Inc., Class A	4,720	330,825
American Eagle Outfitters, Inc.	17,574	272,221
American Equity Investment Life Holding Co.	453	9,441
Amgen, Inc.	7,879	913,964
AO Smith Corp.	132	6,818
Artisan Partners Asset Management, Inc.	2,123	127,104
Ashland, Inc.	1,122	103,841
Aspen Insurance Holdings Ltd.	2,333	91,010
Aspen Technology, Inc.	198	7,570
Assurant, Inc.	164	9,591
Avery Dennison Corp.	425	20,026
Bally Technologies, Inc.	281	20,552
BE Aerospace, Inc.	1,871	151,850
Brady Corp., Class A	988	28,840
Broadridge Financial Solutions, Inc.	805	28,304
	Shares	Value

Reference Entity - Long

United States (continued)
Brown & Brown, Inc.	411	$13,123
Cabot Oil & Gas Corp.	447	15,788
Cardtronics, Inc.	331	12,992
CBL & Associates Properties, Inc.	2,029	40,194
CBOE Holdings, Inc.	3,340	161,990
Celgene Corp.	13,130	1,949,674
Cisco Systems, Inc.	176,557	3,972,532
CIT Group, Inc.	219	10,547
Citigroup, Inc.	45,382	2,213,734
CME Group, Inc.	499	37,031
CNO Financial Group, Inc.	2,380	37,080
Comcast Corp., Class A	3,205	148,391
Comcast Corp., Special Class A	408	19,413
Comerica, Inc.	2,643	114,442
CoStar Group, Inc.	133	23,540
Crimson Wine Group Ltd.	1	9
Cvent, Inc.	4,667	144,630
CVS Caremark Corp.	4,095	254,955
Diamondback Energy, Inc.	1,964	101,441
DIRECTV	54,870	3,428,826
Discover Financial Services	224	11,621
Discovery Communications, Inc.	9,881	817,257
Discovery Communications, Inc., Class A	97	8,625
Domino's Pizza, Inc.	47,201	3,165,299
Dunkin' Brands Group, Inc.	1,311	62,508
Eastman Chemical Co.	13,088	1,031,204
Energizer Holdings, Inc.	82	8,045
Envestnet, Inc.	124	4,501
EPR Properties	166	8,527
EQT Midstream Partners LP	630	33,157
Exelis, Inc.	6,592	108,702
F5 Networks, Inc.	7,788	634,800
Facebook, Inc., Class A	30,770	1,546,500
Finisar Corp.	393	9,043
Foot Locker, Inc.	4,884	169,475
Ford Motor Co.	7,160	122,508
Fresh Del Monte Produce, Inc.	408	10,849
GameStop Corp., Class A	734	40,238
Generac Holdings, Inc.	995	49,103
General Dynamics Corp.	690	59,775
Gogo, Inc.	12,547	233,876
Grand Canyon Education, Inc.	325	15,363
Green Mountain Coffee Roasters, Inc.	10,361	650,774
The Hain Celestial Group, Inc.	5,726	476,575
HD Supply Holdings, Inc.	8,414	169,879
Health Net, Inc.	342	10,397
Hewlett-Packard Co.	59,996	1,462,103
Host Hotels & Resorts, Inc.	841	15,601
IAC/InterActiveCorp	30,786	1,643,665

BLACKROCK FUNDS	OCTOBER 31, 2013	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

United States (continued)
ING US, Inc.	20,974	$650,613
Ingram Micro, Inc., Class A	1,662	38,509
International Game Technology	1,736	32,637
International Paper Co.	22,517	1,004,483
Intrexon Corp.	4,230	89,676
Jack in the Box, Inc.	823	33,480
Juniper Networks, Inc.	24,652	459,513
KapStone Paper and Packaging Corp.	573	29,773
Kimco Realty Corp.	405	8,699
Lamar Advertising Co., Class A	3,010	137,587
Lear Corp.	14,548	1,125,870
Leucadia National Corp.	611	17,316
Linear Technology Corp.	28,661	1,179,114
LinkedIn Corp., Class A	544	121,676
Lumber Liquidators Holdings, Inc.	187	21,354
Manhattan Associates, Inc.	314	33,444
Marriott Vacations Worldwide Corp.	1,495	74,870
Marvell Technology Group Ltd.	936	11,232
Mastercard, Inc., Class A	38	27,250
Matson, Inc.	3,915	106,057
Maxim Integrated Products, Inc.	46,013	1,366,586
Mead Johnson Nutrition Co.	5,275	430,756
Microsemi Corp.	753	18,923
MSCI, Inc.	171	6,972
Murphy USA, Inc.	27,459	1,114,286
The NASDAQ OMX Group, Inc.	24,749	876,857
National Retail Properties, Inc.	14,477	498,009
News Corp., Class A	36,681	645,586
NIC, Inc.	430	10,587
Noodles & Co.	7,857	344,058
Northrop Grumman Corp.	18,033	1,938,728
NPS Pharmaceuticals, Inc.	579	16,664
Nuance Communications, Inc.	1,007	15,669
NYSE Euronext	135	5,943
Old Dominion Freight Line, Inc.	737	34,565
Olin Corp.	4,238	95,397
Omnicare, Inc.	606	33,421
Ophthotech Corp.	384	12,872
Owens-Illinois, Inc.	1,522	48,384
P.H. Glatfelter Co.	181	4,742
Packaging Corp. of America	143	8,906
Papa John's International, Inc.	862	65,228
Pharmacyclics, Inc.	293	34,762
Pilgrim's Pride Corp.	2,565	36,346
Post Holdings, Inc.	362	15,548
priceline.com, Inc.	1,598	1,684,020
PTC, Inc.	1,442	39,972
QUALCOMM, Inc.	26,420	1,835,397
Questcor Pharmaceuticals, Inc.	1,995	122,433
Ralph Lauren Corp.	12,404	2,054,599
	Shares	Value

Reference Entity - Long

United States (continued)
Raytheon Co.	34,836	$2,869,441
Realogy Holdings Corp.	10,101	415,555
Red Robin Gourmet Burgers, Inc.	358	27,272
Regal Entertainment Group, Class A	2,734	51,973
Reliance Steel & Aluminum Co.	3,581	262,451
Rock-Tenn Co., Class A	3,213	343,823
Rovi Corp.	4,404	73,811
Ryder System, Inc.	3,548	233,565
Santarus, Inc.	6,024	140,540
Schweitzer-Mauduit International, Inc.	88	5,445
SeaWorld Entertainment, Inc.	3,261	97,928
SEI Investments Co.	3,036	100,765
Service Corp. International	8,609	155,048
Sirona Dental Systems, Inc.	8,552	617,882
Skyworks Solutions, Inc.	8,791	226,632
SLM Corp.	25,959	658,580
Spirit Aerosystems Holdings, Inc., Class A	32,751	874,124
Spirit Airlines, Inc.	3,023	130,442
Starbucks Corp.	33,676	2,729,440
Stratasys Ltd.	2,057	232,914
SVB Financial Group	836	80,072
Synaptics, Inc.	325	15,112
T Rowe Price Group, Inc.	174	13,469
Targa Resources Corp.	423	32,808
Target Corp.	65,397	4,237,072
Tech Data Corp.	403	20,980
Tesla Motors, Inc.	158	25,271
Tessera Technologies, Inc.	407	7,741
Third Point Reinsurance Ltd.	4,631	72,244
Thor Industries, Inc.	1,674	97,109
TransDigm Group, Inc.	200	29,082
Triumph Group, Inc.	7,744	554,858
TRW Automotive Holdings Corp.	16,614	1,247,878
Ubiquiti Networks, Inc.	1,651	63,696
Umpqua Holdings Corp.	449	7,350
Union Pacific Corp.	1,773	268,432
UnitedHealth Group, Inc.	5,750	392,495
Urban Outfitters, Inc.	33,782	1,279,662
USANA Health Sciences, Inc.	226	15,420
Validus Holdings Ltd.	2,500	98,700
Valmont Industries, Inc.	2,403	337,621
The Valspar Corp.	9,704	678,989
ValueClick, Inc.	4,102	78,799
VCA Antech, Inc.	1,860	52,917
VeriSign, Inc.	36,072	1,957,988
ViaSat, Inc.	117	7,736
Vishay Intertechnology, Inc.	1,133	13,902
Visteon Corp.	68	5,242

BLACKROCK FUNDS	OCTOBER 31, 2013	12

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

United States (concluded)
Waddell & Reed Financial, Inc., Class A	2,690	$166,107
Walter Investment Management Corp.	247	9,329
The Washington Post Co., Class B	93	59,829
Web.com Group, Inc.	633	17,059
Weight Watchers International, Inc.	799	25,656
Westlake Chemical Corp.	431	46,298
Whirlpool Corp.	3,141	458,617
White Mountains Insurance Group Ltd.	30	17,522
Worthington Industries, Inc.	781	31,662
Xerox Corp.	25,215	250,637
Zoetis, Inc.	8,246	261,068

		70,724,767

Total Reference Entity - Long		74,972,312

Reference Entity - Short

Canada
Lululemon Athletica, Inc.	(1,573)	(108,616)

Netherlands
Chicago Bridge & Iron Co. NV	(13,043)	(966,356)

Norway
Teekay Corp.	(1,948)	(84,602)

Sweden
Autoliv, Inc.	(424)	(37,833)

Switzerland
Foster Wheeler AG	(14,883)	(401,692)
Garmin Ltd.	(232)	(10,846)
Transocean Ltd.	(12,501)	(588,422)

		(1,000,960)

United Kingdom
Ensco PLC, Class A	(308)	(17,756)

United States
Aaron's, Inc.	(628)	(17,816)
Acadia Healthcare Co., Inc.	(1,052)	(45,615)
Acadia Realty Trust	(384)	(10,241)
ACI Worldwide, Inc.	(9,482)	(522,648)
Acuity Brands, Inc.	(1,307)	(131,367)
Acxiom Corp.	(343)	(11,398)
The Advisory Board Co.	(1,134)	(77,792)
Air Products & Chemicals, Inc.	(27,354)	(2,981,860)
Alcoa, Inc.	(47,528)	(440,585)
Allegheny Technologies, Inc.	(2,632)	(87,119)
Alnylam Pharmaceuticals, Inc.	(1,097)	(63,198)
	Shares	Value

Reference Entity - Short

United States (continued)
Alpha Natural Resources, Inc.	(652)	$(4,564)
Amazon.com, Inc.	(947)	(344,736)
American Capital Agency Corp.	(30,204)	(656,031)
Annaly Capital Management, Inc.	(798)	(9,408)
Apache Corp.	(1,707)	(151,582)
Applied Materials, Inc.	(80,552)	(1,437,853)
Arch Capital Group Ltd.	(29,873)	(1,731,439)
Archer-Daniels-Midland Co.	(9,892)	(404,583)
Astoria Financial Corp.	(248)	(3,276)
athenahealth, Inc.	(6,128)	(818,149)
B&G Foods, Inc.	(1,146)	(38,792)
Bank of Hawaii Corp.	(908)	(52,646)
BankUnited, Inc.	(672)	(20,677)
Bed Bath & Beyond, Inc.	(17,949)	(1,387,817)
Bemis Co., Inc.	(1,031)	(41,137)
BioMarin Pharmaceutical, Inc.	(30,164)	(1,894,902)
Bottomline Technologies de, Inc.	(614)	(19,292)
Brookdale Senior Living, Inc.	(6,149)	(166,515)
C&J Energy Services, Inc.	(2,169)	(49,974)
Calpine Corp.	(7,302)	(147,281)
Carpenter Technology Corp.	(8,675)	(514,688)
Caterpillar, Inc.	(2,926)	(243,911)
Celldex Therapeutics, Inc.	(6,689)	(153,245)
Cepheid, Inc.	(1,938)	(78,915)
Chambers Street Properties	(1,178)	(10,991)
Charles River Laboratories International, Inc.	(4,845)	(238,422)
Chesapeake Energy Corp.	(18,663)	(521,817)
Choice Hotels International, Inc.	(2,653)	(123,603)
Cleco Corp.	(286)	(13,253)
Coeur Mining, Inc.	(6,606)	(80,659)
Cohen & Steers, Inc.	(192)	(7,365)
Cole Real Estate Investment, Inc.	(42,683)	(606,099)
Concho Resources, Inc.	(6,739)	(745,401)
Concur Technologies, Inc.	(7,123)	(745,066)
Conn's, Inc.	(4,510)	(272,584)
CONSOL Energy, Inc.	(1,138)	(41,537)
Continental Resources, Inc.	(933)	(106,269)
The Corporate Executive Board Co.	(1,844)	(134,428)
Coty, Inc., Class A	(2,865)	(44,064)
CR Bard, Inc.	(884)	(120,418)
Cubic Corp.	(96)	(5,040)
Darden Restaurants, Inc.	(2,603)	(134,133)
Deckers Outdoor Corp.	(4,919)	(338,575)
DENTSPLY International, Inc.	(7,725)	(363,847)
DeVry, Inc.	(1,933)	(69,395)
Diamond Offshore Drilling, Inc.	(1,835)	(113,642)
DISH Network Corp.	(8,033)	(387,191)
Dresser-Rand Group, Inc.	(807)	(49,041)
DST Systems, Inc.	(505)	(42,809)
Elizabeth Arden, Inc.	(1,495)	(54,104)

BLACKROCK FUNDS	OCTOBER 31, 2013	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

United States (continued)
Emerson Electric Co.	(38,630)	$(2,587,051)
Energy XXI Bermuda Ltd.	(14,083)	(409,252)
Envision Healthcare Holdings, Inc.	(218)	(6,333)
Erie Indemnity Co., Class A	(837)	(60,113)
Fair Isaac Corp.	(453)	(25,948)
Fastenal Co.	(288)	(14,342)
Fidelity National Financial, Inc., Class A	(2,747)	(77,328)
Fifth & Pacific Cos., Inc.	(1,008)	(26,702)
The Finish Line, Inc., Class A	(368)	(9,215)
Five Below, Inc.	(626)	(30,211)
FMC Corp.	(566)	(41,182)
Forest City Enterprises, Inc., Class A	(1,297)	(26,277)
Forest Laboratories, Inc.	(15,937)	(749,517)
Forum Energy Technologies, Inc.	(2,681)	(78,446)
Fusion-io, Inc.	(5,298)	(56,953)
Genesco, Inc.	(320)	(21,795)
Genesee & Wyoming, Inc., Class A	(13,975)	(1,395,264)
Geospace Technologies Corp.	(514)	(50,074)
GrafTech International Ltd.	(1,826)	(16,251)
Guidewire Software, Inc.	(1,133)	(57,466)
Gulf Coast Ultra Deep Royalty Trust	(6,997)	(16,933)
Hancock Holding Co.	(1,061)	(34,780)
Harman International Industries, Inc.	(641)	(51,934)
Hecla Mining Co.	(17,838)	(55,655)
Helmerich & Payne, Inc.	(2,991)	(231,952)
Hill-Rom Holdings, Inc.	(22,526)	(930,099)
HMS Holdings Corp.	(7,531)	(159,130)
HNI Corp.	(908)	(35,276)
Hospira, Inc.	(5,925)	(240,081)
Hudson City Bancorp, Inc.	(3,699)	(33,217)
Humana, Inc.	(19,136)	(1,763,382)
Huntsman Corp.	(2,658)	(61,719)
ImmunoGen, Inc.	(314)	(5,168)
Insulet Corp.	(605)	(23,607)
Integra LifeSciences Holdings Corp.	(194)	(8,881)
Integrated Device Technology, Inc.	(12,535)	(133,372)
InterMune, Inc.	(756)	(10,652)
Ironwood Pharmaceuticals, Inc.	(747)	(7,179)
Itron, Inc.	(439)	(18,732)
Jabil Circuit, Inc.	(2,096)	(43,723)
JC Penney Co., Inc.	(25,856)	(193,920)
John Wiley & Sons, Inc., Class A	(7,282)	(366,212)
Jos A Bank Clothiers, Inc.	(106)	(5,086)
Joy Global, Inc.	(21,700)	(1,231,475)
Kellogg Co.	(7,091)	(448,506)
Kennametal, Inc.	(7,205)	(331,430)
Key Energy Services, Inc.	(5,258)	(41,118)
	Shares	Value

Reference Entity - Short

United States (continued)
Kirby Corp.	(1,122)	$(99,286)
Laboratory Corp. of America Holdings	(12,047)	(1,215,542)
Level 3 Communications, Inc.	(15,765)	(481,621)
Life Time Fitness, Inc.	(6,078)	(276,063)
LifePoint Hospitals, Inc.	(201)	(10,380)
Louisiana-Pacific Corp.	(1,514)	(25,753)
Marsh & McLennan Cos., Inc.	(18,664)	(854,811)
McDermott International, Inc.	(10,614)	(75,041)
McGraw Hill Financial, Inc.	(19,703)	(1,372,905)
McKesson Corp.	(37)	(5,785)
Mercury General Corp.	(809)	(37,667)
Mettler-Toledo International, Inc.	(1,485)	(367,478)
Monro Muffler Brake, Inc.	(761)	(35,006)
Monsanto Co.	(19,338)	(2,028,169)
The Mosaic Co.	(1,845)	(84,593)
Motorola Solutions, Inc.	(1,220)	(76,274)
National Instruments Corp.	(1,695)	(49,240)
The New York Times Co., Class A	(1,652)	(22,847)
Newfield Exploration Co.	(1,821)	(55,449)
Newmont Mining Corp.	(26,795)	(730,432)
Norfolk Southern Corp.	(1,395)	(119,998)
Northern Oil and Gas, Inc.	(808)	(13,275)
NxStage Medical, Inc.	(458)	(6,078)
Oil States International, Inc.	(1,644)	(178,588)
Pacira Pharmaceuticals, Inc.	(704)	(35,559)
Pall Corp.	(61)	(4,912)
Pandora Media, Inc.	(773)	(19,425)
Parkway Properties, Inc.	(428)	(7,751)
Piedmont Natural Gas Co., Inc.	(2,354)	(80,366)
Pitney Bowes, Inc.	(13,137)	(280,344)
Plantronics, Inc.	(325)	(13,955)
Polypore International, Inc.	(138)	(6,238)
PriceSmart, Inc.	(521)	(59,285)
The Progressive Corp.	(37,398)	(971,226)
PVH Corp.	(14,443)	(1,799,164)
QEP Resources, Inc.	(4,639)	(153,365)
Questar Corp.	(9,889)	(233,974)
Rackspace Hosting, Inc.	(3,845)	(196,979)
Realty Income Corp.	(1,556)	(64,807)
Regis Corp.	(1,193)	(17,298)
Rex Energy Corp.	(2,209)	(47,493)
Rockwell Collins, Inc.	(39,761)	(2,776,511)
Rosetta Resources, Inc.	(18,450)	(1,105,893)
SandRidge Energy, Inc.	(821)	(5,205)
SEACOR Holdings, Inc.	(1,752)	(171,346)
Select Comfort Corp.	(706)	(12,934)
Sempra Energy	(25,113)	(2,288,799)
ServiceNow, Inc.	(19,965)	(1,090,289)
The Sherwin-Williams Co.	(5,590)	(1,050,920)
SM Energy Co.	(511)	(45,280)

BLACKROCK FUNDS	OCTOBER 31, 2013	14

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

United States (concluded)
Spectrum Brands Holdings, Inc.	(547)	$(36,058)
SPX Corp.	(4,413)	(400,303)
Starwood Property Trust, Inc.	(4,730)	(121,514)
Stryker Corp.	(372)	(27,476)
SunEdison, Inc.	(11,925)	(110,902)
Superior Energy Services, Inc.	(1,385)	(37,160)
Synageva BioPharma Corp.	(4,983)	(253,136)
Tanger Factory Outlet Centers	(1,554)	(54,157)
TCF Financial Corp.	(1,836)	(27,870)
Tempur Sealy International, Inc.	(3,880)	(148,798)
Terex Corp.	(4,489)	(156,891)
TESARO, Inc.	(121)	(4,658)
Theravance, Inc.	(8,072)	(295,758)
Tiffany & Co.	(2,502)	(198,083)
Toll Brothers, Inc.	(7,666)	(252,058)
UIL Holdings Corp.	(986)	(37,981)
Ulta Salon Cosmetics & Fragrance, Inc.	(4,433)	(571,192)
Universal Display Corp.	(747)	(23,829)
USG Corp.	(2,322)	(63,414)
UTi Worldwide, Inc.	(5,624)	(85,485)
Varian Medical Systems, Inc.	(3,798)	(275,659)
Veeco Instruments, Inc.	(411)	(12,005)
W&T Offshore, Inc.	(197)	(3,761)
Walgreen Co.	(12,328)	(730,311)
Waters Corp.	(11,039)	(1,114,056)
Webster Financial Corp.	(1,013)	(28,253)
WellCare Health Plans, Inc.	(2,540)	(169,367)
Westamerica BanCorp.	(1,995)	(102,703)
Williams-Sonoma, Inc.	(25,927)	(1,359,612)
Workday, Inc., Class A	(10,424)	(780,445)
WPX Energy, Inc.	(7,350)	(162,729)
WR Grace & Co.	(13,803)	(1,265,183)
Wright Medical Group, Inc.	(974)	(26,464)
Zynga, Inc., Class A	(14,458)	(51,904)

		(62,104,518)

Total Reference Entity– Short		(64,320,641)

Net Value of Reference Entity – Goldman Sachs Group, Inc.		10,651,671

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of October 31, 2013:

Reference Entity - Long

Australia
Amcor Ltd.	63,884	654,452
Aristocrat Leisure Ltd.	40,682	194,254
	Shares	Value

Reference Entity - Long

Australia (concluded)
BlueScope Steel Ltd.	67,155	$316,762
carsales.com Ltd.	4,855	48,212
CSL Ltd.	4,540	298,436
Primary Health Care Ltd.	15,088	70,392
Qantas Airways Ltd.	135,911	159,786
REA Group Ltd.	1,831	71,863
Sonic Healthcare Ltd.	5,181	79,089

		1,893,246

Austria
Voestalpine AG	618	29,154

Belgium
Ageas	6,027	256,113
Delhaize Group SA	2,486	158,767

		414,880

Canada
Air Canada, Class B	4,452	24,466
Baytex Energy Corp.	374	15,611
BCE, Inc.	2,535	110,308
Brookfield Office Properties, Inc.	154	2,877
CI Financial Corp.	158	5,255
Constellation Software, Inc.	91	16,578
Crescent Point Energy Corp.	1,229	47,727
Davis + Henderson Corp.	254	6,541
Dollarama, Inc.	315	27,076
Granite Real Estate Investment Trust	282	9,796
Home Capital Group, Inc.	92	7,302
Industrial Alliance Insurance & Financial Services, Inc.	665	29,823
Intertape Polymer Group, Inc.	2,329	33,506
The Jean Coutu Group PJC, Inc., Class A	434	7,671
Magna International, Inc.	14,902	1,262,164
Onex Corp.	2,745	145,036
Power Corp. of Canada	1,851	54,537
Quebecor, Inc., Class B	1,120	27,693
West Fraser Timber Co., Ltd.	845	77,453
Westjet Airlines Ltd.	2,378	61,876

		1,973,296

China
Anton Oilfield Services Group	16,000	10,112
China Life Insurance Co., Ltd., Class H	53,000	139,908
Dongfeng Motor Group Co., Ltd., Class H	8,000	11,311

		161,331

BLACKROCK FUNDS	OCTOBER 31, 2013	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

Finland
Pohjola Bank PLC, Class A	2,571	$46,820

France
Iliad SA	4,494	1,027,531
JCDecaux SA	826	33,185
Lagardere S.C.A.	989	35,930
Metropole Television SA	2,253	51,927
Plastic Omnium SA	748	21,370
Technicolor SA	14,236	76,816
Teleperformance	1,615	85,490
Thales SA	738	45,199

		1,377,448

Germany
Deutz AG	378	3,585
Duerr AG	3,346	292,838
Freenet AG	334	8,676
Generali Deutschland Holding AG	88	13,561
Nordex SE	2,146	37,612
ProSiebenSAT.1 Media AG, Registered Shares	29,810	1,417,228
Sky Deutschland AG	3,966	39,084
Talanx AG	686	23,506
Telefonica Deutschland Holding AG	21,137	166,497
TUI AG	26,224	347,423
United Internet AG	25,575	1,008,836

		3,358,846

Hong Kong
Galaxy Entertainment Group Ltd.	1,000	7,465
Geely Automobile Holdings Ltd.	40,000	20,164
Hongkong Land Holdings Ltd.	24,000	147,840
Melco International Development Ltd.	6,000	18,844
MGM China Holdings Ltd.	4,000	13,775
Power Assets Holdings Ltd.	7,000	58,326
Sands China Ltd.	3,600	25,585
SJM Holdings Ltd.	6,000	19,400
Skyworth Digital Holdings Ltd.	30,000	14,553
Truly International Holdings	62,000	39,331

		365,283

Ireland
Bank of Ireland	1,185,115	433,141
James Hardie Industries SE	9,666	99,978
Smurfit Kappa Group PLC	17,350	419,983

		953,102

	Shares	Value

Reference Entity - Long

Italy
A2A SpA	7,063	$7,947
Banca Generali SpA	1,236	32,266
Gtech SpA	390	11,844
Salvatore Ferragamo Italia SpA	207	7,087
Yoox SpA	412	14,821

		73,965

Japan
Adastria Holdings Co., Ltd.	30	1,405
Aiful Corp.	6,100	29,476
Anritsu Corp.	2,700	35,402
Aozora Bank Ltd.	30,000	87,211
Asahi Group Holdings Ltd.	1,600	43,271
Asahi Kasei Corp.	26,000	197,876
Avex Group Holdings, Inc.	2,300	58,281
Calbee, Inc.	2,500	65,598
Central Japan Railway Co.	1,100	142,639
Century Tokyo Leasing Corp.	200	6,327
Citizen Holdings Co., Ltd.	800	5,671
COOKPAD, Inc.	400	12,837
Cosmos Pharmaceutical Corp.	500	60,915
Daikin Industries Ltd.	1,300	74,793
Daito Trust Construction Co., Ltd.	100	10,180
Daiwa House Industry Co., Ltd.	4,000	79,772
Daiwa Securities Group, Inc.	12,000	108,858
Denso Corp.	5,000	240,342
Digital Garage, Inc.	5,300	139,415
Ebara Corp.	1,000	5,376
Electric Power Development Co., Ltd.	800	25,566
Enplas Corp.	300	19,778
F@N Communications, Inc.	900	21,032
Fuji Heavy Industries Ltd.	6,300	172,252
Fujikura Ltd.	1,000	4,546
Fujitsu General Ltd.	1,000	12,116
Hikari Tsushin, Inc.	200	14,819
HIS Co., Ltd.	200	10,760
Hitachi Kokusai Electric, Inc.	1,000	13,404
Honda Motor Co., Ltd.	500	19,966
Ito En Ltd.	1,200	26,970
ITOCHU Corp.	500	6,012
J. Front Retailing Co., Ltd.	2,000	15,563
Jafco Co., Ltd.	200	10,030
Japan Exchange Group, Inc.	1,400	32,547
Japan Tobacco, Inc.	7,100	256,904
JTEKT Corp.	600	7,703
Kadokawa Corp.	300	10,945

BLACKROCK FUNDS	OCTOBER 31, 2013	16

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

Japan (continued)
Kanamoto Co., Ltd.	1,000	$27,011
KDDI Corp.	3,800	205,795
Kenedix, Inc.	2,700	13,951
Kewpie Corp.	500	7,523
KYORIN Holdings, Inc.	200	4,264
M3, Inc.	27	73,942
Marubeni Corp.	2,000	15,659
Mazda Motor Corp.	124,000	558,187
Mitsubishi Heavy Industries Ltd.	38,000	241,500
Mitsubishi Materials Corp.	30,000	117,372
Mitsubishi Motors Corp.	12,200	137,093
Mitsubishi UFJ Financial Group, Inc.	226,100	1,439,864
Mizuho Financial Group, Inc.	6,800	14,274
Modec, Inc.	400	12,128
Monex Group, Inc.	3,000	10,944
MS&AD Insurance Group Holdings, Inc.	2,200	56,886
Nexon Co., Ltd.	7,700	89,994
Nidec Corp.	700	68,217
Nippon Paint Co., Ltd.	12,000	201,836
Nippon Telegraph & Telephone Corp.	5,200	270,298
Nomura Real Estate Holdings, Inc.	2,700	68,314
NTT Urban Development Corp.	500	6,383
Nuflare Technology, Inc.	100	13,323
Obic Co., Ltd.	2,300	72,226
Okasan Securities Group, Inc.	1,000	8,647
Oriental Land Co., Ltd.	600	96,076
ORIX Corp.	3,200	55,427
Otsuka Holdings Co., Ltd.	300	8,545
Rakuten, Inc.	600	7,798
Resona Holdings, Inc.	6,300	32,676
Resorttrust, Inc.	600	22,760
Ryohin Keikaku Co., Ltd.	200	19,951
Sankyo Co., Ltd.	200	9,512
Sanwa Holdings Corp.	1,000	6,387
Sapporo Holdings Ltd.	2,000	8,893
Sawai Pharmaceutical Co., Ltd.	1,100	80,414
Secom Co., Ltd.	1,300	78,315
Seiko Epson Corp.	700	11,427
Sekisui House Ltd.	4,000	57,073
SHO-BOND Holdings Co., Ltd.	200	9,326
Showa Shell Sekiyu KK	2,100	22,577
SMC Corp.	300	69,845
Softbank Corp.	26,500	1,978,990
Sumitomo Electric Industries Ltd.	1,400	20,901
Sundrug Co., Ltd.	1,500	74,774
Tokai Rika Co., Ltd.	400	8,482
Tokio Marine Holdings, Inc.	2,700	88,005
Tokyo Dome Corp.	2,000	13,754
	Shares	Value

Reference Entity - Long

Japan (concluded)
Tokyo Ohka Kogyo Co., Ltd.	300	$6,627
Tokyo Seimitsu Co., Ltd.	800	15,275
Tokyotokeiba Co., Ltd.	6,000	24,451
Tokyu Corp.	6,000	40,860
Toshiba Plant Systems & Services Corp.	2,000	35,289
Toyota Motor Corp.	59,100	3,831,936
TS Tech Co., Ltd.	500	18,733
UACJ Corp.	4,000	13,156
United Arrows Ltd.	500	21,543
USS Co., Ltd.	500	7,322
Yahoo! Japan Corp.	14,300	66,461

		12,685,750

New Zealand
Z Energy Ltd.	45,753	146,255

Norway
DnB NOR ASA	23,942	424,408
Fred Olsen Energy ASA	259	10,884
Statoil ASA	216,818	5,130,175
Telenor ASA	115,184	2,767,597

		8,333,064

Portugal
Zon Optimus SGPS SA	25,368	174,004

Spain
Abertis Infraestructuras SA	764	16,369
Amadeus IT Holding SA, Class A, Class A	9,280	344,309
Bankinter SA	191,661	1,168,580
CaixaBank SA	1	4
Ferrovial SA	32,084	611,577
Gamesa Corp. Tecnologica SA	17,551	169,492

		2,310,331

Sweden
Intrum Justitia AB	14,295	380,095

Switzerland
OC Oerlikon Corp. AG, Registered Shares	3,329	46,540

United Kingdom
Ashtead Group PLC	80,718	848,196
ASOS PLC	2,767	251,539
Babcock International Group PLC	22,613	462,413
Barratt Developments PLC	22,715	121,811
Bellway PLC	867	20,883
Blinkx PLC	2,661	6,993
Britvic PLC	23,249	232,984

BLACKROCK FUNDS	OCTOBER 31, 2013	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Long

United Kingdom (concluded)
BT Group PLC	179,450	$1,085,785
Daily Mail & General Trust PLC	433	5,648
Dixons Retail PLC	994,002	778,802
Domino's Pizza Group PLC	3,850	36,105
DS Smith PLC	14,572	70,630
easyJet PLC	104,454	2,188,011
Home Retail Group PLC	137,389	438,342
Howden Joinery Group PLC	52,200	269,961
IG Group Holdings PLC	9,744	95,764
ITV PLC	588,747	1,800,141
Jazztel PLC	12,528	137,217
Lloyds Banking Group PLC	984,329	1,217,415
Pace PLC	7,332	35,809
Paragon Group of Cos. PLC	24,106	130,774
Provident Financial PLC	839	21,222
Rightmove PLC	17,856	758,777
Rolls-Royce Holdings PLC	261	55
Sports Direct International PLC	37,924	426,193
TalkTalk Telecom Group PLC	19,151	81,980
Telecity Group PLC	24,343	297,603
Tui Travel PLC	9,247	57,007
Whitbread PLC	9,118	501,409
William Hill PLC	188,220	1,208,459

		13,587,928

Total Reference Entity - Long		48,311,338

Reference Entity - Short

Australia
ALS Ltd.	(9,223)	(87,247)
Alumina Ltd.	(55,408)	(53,872)
AMP Ltd.	(199,542)	(894,135)
Aquila Resources Ltd.	(40,696)	(86,814)
Arrium Ltd.	(31,679)	(41,391)
Asciano Ltd.	(23,593)	(129,569)
Atlas Iron Ltd.	(180,649)	(176,050)
Australand Property Group	(2,696)	(9,503)
Bank of Queensland Ltd.	(1,910)	(21,788)
Beach Energy Ltd.	(10,975)	(14,824)
BHP Billiton Ltd.	(16,819)	(594,608)
Boral Ltd.	(41,562)	(193,933)
Bradken Ltd.	(19,012)	(112,161)
CFS Retail Property Trust Group	(8,295)	(16,234)
Challenger Ltd.	(14,922)	(84,653)
Coca-Cola Amatil Ltd.	(139,335)	(1,697,968)
Cochlear Ltd.	(2,948)	(163,796)
Commonwealth Property Office Fund	(124,609)	(140,978)
Computershare Ltd.	(10,476)	(106,315)
	Shares	Value

Reference Entity - Short

Australia (concluded)
Dexus Property Group	(28,557)	$(29,266)
Downer EDI Ltd.	(11,735)	(54,521)
Energy Resources of Australia Ltd.	(25,182)	(30,477)
Envestra Ltd.	(67,543)	(71,776)
Fairfax Media Ltd.	(64,537)	(36,849)
Fortescue Metals Group Ltd.	(37,697)	(184,881)
GWA Group Ltd.	(33,135)	(97,076)
Harvey Norman Holdings Ltd.	(20,094)	(61,833)
Incitec Pivot Ltd.	(50,834)	(127,895)
Leighton Holdings Ltd.	(21,759)	(368,615)
Lend Lease Group	(46,984)	(506,669)
Lynas Corp. Ltd.	(57,201)	(18,639)
Metcash Ltd.	(54,694)	(173,086)
Mineral Resources Ltd.	(468)	(5,004)
National Australia Bank Ltd.	(40,433)	(1,351,305)
Newcrest Mining Ltd.	(61,397)	(595,347)
Nufarm Ltd.	(18,089)	(83,419)
Oil Search Ltd.	(5,091)	(40,929)
Orica Ltd.	(29,025)	(577,837)
Origin Energy Ltd.	(37,637)	(520,311)
OZ Minerals Ltd.	(7,047)	(24,020)
Paladin Energy Ltd.	(363,172)	(143,467)
Regis Resources Ltd.	(9,421)	(30,697)
Rio Tinto Ltd.	(210)	(12,636)
SP AusNet	(51,768)	(61,155)
Tabcorp Holdings Ltd.	(21,039)	(71,559)
Ten Network Holdings Ltd.	(710,162)	(188,233)
Toll Holdings Ltd.	(37,072)	(201,961)
Transurban Group	(766)	(5,140)
Treasury Wine Estates Ltd.	(9,462)	(42,021)
UGL Ltd.	(22,626)	(157,352)
Wesfarmers Ltd.	(9,006)	(365,454)
Whitehaven Coal Ltd.	(164,804)	(252,445)
Woodside Petroleum Ltd.	(2,098)	(76,912)
WorleyParsons Ltd.	(5,529)	(115,136)

		(11,309,762)

Austria
Andritz AG	(2,029)	(124,949)
Raiffeisen Bank International AG	(625)	(22,925)

		(147,874)

Belgium
Nyrstar NV	(1,506)	(6,179)
Solvay SA	(1,740)	(272,072)

		(278,251)

Canada
Agnico Eagle Mines Ltd.	(7,395)	(219,584)
Barrick Gold Corp.	(6,572)	(127,828)

BLACKROCK FUNDS	OCTOBER 31, 2013	18

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

Canada (concluded)
Brookfield Residential Properties, Inc.	(1,752)	$(38,866)
Detour Gold Corp.	(966)	(7,894)
Enerplus Corp.	(16,252)	(280,414)
Fairfax Financial Holdings Ltd.	(577)	(251,796)
First Majestic Silver Corp.	(1,085)	(12,279)
Goldcorp, Inc.	(5,408)	(137,761)
IAMGOLD Corp.	(1,347)	(6,886)
Imperial Oil Ltd.	(12,895)	(563,093)
Pan American Silver Corp.	(3,893)	(41,370)
Penn West Petroleum Ltd.	(1,384)	(15,451)
SNC-Lavalin Group, Inc.	(7,395)	(310,723)
Talisman Energy, Inc.	(87,872)	(1,095,608)
TransAlta Corp.	(433)	(5,826)
Turquoise Hill Resources Ltd.	(15,374)	(74,168)

		(3,189,547)

China
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	(4,000)	(3,756)
Yanzhou Coal Mining Co., Ltd., Class H	(8,000)	(8,278)

		(12,034)

Denmark
Chr Hansen Holding A/S	(5,114)	(189,491)
Danske Bank A/S	(1,902)	(44,442)
FLSmidth & Co. A/S	(14,852)	(741,254)
Novo Nordisk A/S, - B Shares	(2,748)	(457,686)
Novozymes A/S, - B Shares	(22,927)	(897,947)
William Demant Holding A/S	(10,223)	(1,012,353)

		(3,343,173)

Finland
Cargotec OYJ	(2,147)	(78,399)
Metso OYJ	(20,900)	(822,626)

		(901,025)

France
Air France-KLM	(3,402)	(35,480)
Carrefour SA	(2,553)	(93,191)
Casino Guichard Perrachon SA	(12,686)	(1,425,968)
Danone	(12,784)	(946,836)
Edenred	(1,968)	(66,809)
Eramet	(53)	(5,033)
Faurecia	(1,781)	(51,905)
Peugeot SA	(1,999)	(26,297)
Remy Cointreau SA	(479)	(47,182)
Sanofi	(1,373)	(146,394)

		(2,845,095)

	Shares	Value

Reference Entity - Short

Germany
Aurubis AG	(426)	$(26,840)
Bayer AG, Registered Shares	(718)	(89,069)
Deutsche Bank AG	(4,284)	(207,042)
ElringKlinger AG	(2,816)	(119,734)
Evonik Industries AG	(137)	(5,208)
Fraport AG Frankfurt Airport Services Worldwide	(132)	(10,212)
GSW Immobilien AG	(146)	(6,777)
Hochtief AG	(2,304)	(208,385)
K+S AG, Registered Shares	(38,043)	(966,657)
LANXESS AG	(11,761)	(825,996)
MAN SE	(22,714)	(2,737,043)
Metro AG	(221)	(10,362)
Porsche Automobil Holding SE	(2,088)	(194,970)
Puma SE	(621)	(184,745)
RWE AG	(24,361)	(897,510)
Salzgitter AG	(856)	(37,672)

		(6,528,222)

Hong Kong
Esprit Holdings Ltd.	(8,200)	(15,056)

Italy
Saipem SpA	(21,886)	(511,982)

Japan
Aeon Mall Co., Ltd.	(100)	(2,840)
Ajinomoto Co., Inc.	(1,000)	(13,993)
Arnest One Corp.	(2,100)	(57,578)
Asatsu-DK, Inc.	(400)	(10,993)
Coca-Cola East Japan Co., Ltd.	(2,300)	(40,735)
Coca-Cola West Co., Ltd.	(2,800)	(56,793)
Dentsu, Inc.	(11,500)	(434,495)
Glory Ltd.	(1,200)	(29,756)
GS Yuasa Corp.	(4,000)	(24,025)
Hisamitsu Pharmaceutical Co., Inc.	(1,700)	(91,988)
Hitachi Transport System Ltd.	(400)	(6,343)
Inpex Corp.	(10,600)	(122,451)
Itochu Techno-Solutions Corp.	(100)	(3,923)
J Trust Co., Ltd.	(1,900)	(32,788)
Kagome Co., Ltd.	(9,900)	(171,791)
Komeri Co., Ltd.	(2,400)	(58,610)
Konami Corp.	(1,500)	(36,251)
Kurita Water Industries Ltd.	(8,800)	(192,051)
Kyowa Hakko Kirin Co., Ltd.	(2,000)	(22,090)
Mitsui OSK Lines Ltd.	(7,000)	(29,630)
Nippon Shokubai Co., Ltd.	(5,000)	(61,338)
Osaka Gas Co., Ltd.	(12,000)	(50,545)
PeptiDream, Inc.	(1,700)	(242,801)
Rinnai Corp.	(300)	(23,220)
Shimamura Co., Ltd.	(200)	(22,484)
Sony Financial Holdings, Inc.	(6,700)	(125,106)

BLACKROCK FUNDS	OCTOBER 31, 2013	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value

Reference Entity - Short

Japan
Taisho Pharmaceutical Holdings Co., Ltd.	(1,500)	$(105,322)
Teijin Ltd.	(9,000)	(20,209)
Toho Holdings Co., Ltd.	(300)	(5,808)
Unicharm Corp.	(1,000)	(64,229)

		(2,160,186)

Luxembourg
ArcelorMittal	(27,853)	(438,702)
Millicom International Cellular SA	(292)	(26,939)
Oriflame Cosmetics SA	(2,219)	(70,025)
SES SA	(3,361)	(97,758)

		(633,424)

Mexico
Fresnillo PLC	(79,458)	(1,242,135)

Mongolia
Mongolian Mining Corp.	(4,000)	(655)

Netherlands
Corio NV	(1,097)	(47,753)
Fugro NV	(2,354)	(147,173)

		(194,926)

Norway
Aker Solutions ASA	(33,505)	(462,892)

Singapore
Cosco Corp. Singapore Ltd.	(11,000)	(6,934)
Genting Singapore PLC	(171,000)	(209,219)
Global Logistic Properties Ltd.	(3,000)	(7,447)
Golden Agri-Resources Ltd.	(172,000)	(83,052)
Oversea-Chinese Banking Corp. Ltd.	(5,000)	(41,828)

		(348,480)

Spain
Banco de Sabadell SA	(117,378)	(300,758)
Banco Popular Espanol SA	(33,292)	(188,845)
Banco Santander SA	(244,532)	(2,167,840)
Indra Sistemas SA	(2,121)	(34,977)
Tecnicas Reunidas SA	(1,276)	(65,678)

		(2,758,098)

Sweden
SSAB AB, - A Shares	(16,791)	(110,460)

Switzerland
Coca-Cola HBC AG, Registered Shares	(9,766)	(280,875)
Dufry AG	(3,341)	(539,795)
	Shares	Value

Reference Entity - Short

Switzerland (concluded)
Ferrexpo PLC	(4,013)	$(11,653)
Galenica AG, Registered Shares	(277)	(244,815)
Kuehne + Nagel International AG, Registered Shares	(3,231)	(408,175)
Nestle SA, Registered Shares	(68,563)	(4,949,145)
Nobel Biocare Holding AG, Registered Shares	(2,381)	(39,280)
SGS SA, Registered Shares	(109)	(255,033)
Sonova Holding AG	(96)	(12,494)
Sulzer AG, Registered Shares	(261)	(40,831)
The Swatch Group AG	(457)	(291,882)

		(7,073,978)

United Kingdom
African Barrick Gold PLC	(89,986)	(278,046)
Aggreko PLC	(37,130)	(957,443)
Antofagasta PLC	(15,210)	(207,874)
British American Tobacco PLC	(129)	(7,117)
Cairn Energy PLC	(7,657)	(34,695)
Carnival PLC	(212)	(7,535)
Eurasian Natural Resources Corp. PLC	(60,737)	(218,839)
Evraz PLC	(196,841)	(372,024)
Firstgroup PLC	(6,739)	(12,463)
G4S PLC	(328,898)	(1,381,471)
Hays PLC	(184,986)	(369,212)
Imagination Technologies Group PLC	(28,928)	(128,823)
Intertek Group PLC	(3,489)	(186,135)
Intu Properties PLC	(12,277)	(67,711)
Kazakhmys PLC	(25,842)	(108,725)
Michael Page International PLC	(15,445)	(119,887)
Monitise PLC	(30,129)	(26,840)
Pearson PLC	(15,991)	(334,452)
Polyus Gold International Ltd.	(1,986)	(6,145)
Rentokil Initial PLC	(164,915)	(275,900)
Spectris PLC	(3,684)	(136,410)
Standard Chartered PLC	(36,322)	(872,091)
Tesco PLC	(21,050)	(122,787)
Vesuvius PLC	(6,578)	(51,139)

		(6,283,764)

United States
Sims Metal Management Ltd.	(707)	(6,697)

Total Reference Entity– Short		(50,357,716)

Net Value of Reference Entity – UBS AG	(2,046,378)

BLACKROCK FUNDS	OCTOBER 31, 2013	20

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available

(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$206,169,900	—	—	$206,169,900

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$6,423,887	—	$6,423,887
Foreign currency exchange contracts	$359	—	—	359
Liabilities:
Equity contracts	—	(269,650)	—	(269,650)
Foreign currency exchange contracts	(7)	—	—	(7)
Total	$352	$6,154,237	—	$6,154,589

1 Derivative financial instruments are swaps and foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS	OCTOBER 31, 2013	21

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$83,824	—	—	$83,824
Liabilities:
Cash received as collateral for swaps	—	$(4,599,022)	—	(4,599,022)
Total	$83,824	$(4,599,022)	—	$(4,515,198)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	22

Consolidated Schedule of Investments October 31, 2013 (Unaudited)	BlackRock India Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Auto Components — 1.7%
Motherson Sumi Systems Ltd.	23,384	$102,472

Automobiles — 3.7%
Bajaj Auto Ltd.	1,002	34,708
Hero MotoCorp Ltd.	1,739	58,765
Mahindra & Mahindra Ltd.	1,332	19,215
Tata Motors Ltd.	2,022	12,575
Tata Motors Ltd., Class A	28,953	91,125

		216,388

Beverages — 5.1%
United Breweries Ltd.	2,813	42,269
United Spirits Ltd.	6,189	259,107

		301,376

Chemicals — 1.7%
Godrej Industries Ltd.	6,241	30,047
Gujarat State Fertilisers & Chemicals Ltd.	8,800	8,534
Pidilite Industries Ltd.	10,557	49,544
Solar Industries India Ltd.	730	11,747

		99,872

Commercial Banks — 14.7%
HDFC Bank Ltd.	22,092	246,012
ICICI Bank Ltd.	12,357	223,954
IndusInd Bank Ltd.	16,106	116,548
ING Vysya Bank Ltd.	6,307	62,660
Karur Vysya Bank Ltd.	15,291	85,525
State Bank of India	4,453	130,136

		864,835

Construction & Engineering — 2.1%
Larsen & Toubro Ltd.	7,909	125,175

Construction Materials — 0.7%
Shree Cement Ltd.	529	38,179

Consumer Finance — 1.8%
Bajaj Finance Ltd.	4,472	98,662
Shriram City Union Finance Ltd.	614	10,105

		108,767

Diversified Financial Services — 0.4%
Power Finance Corp. Ltd.	11,758	25,689

Electric Utilities — 1.1%
CESC Ltd.	6,813	41,146
Power Grid Corp. of India Ltd.	5,538	9,117
Tata Power Co. Ltd.	12,535	16,733

		66,996

Common Stocks	Shares	Value

Electrical Equipment — 0.5%
Havells India Ltd.	2,570	$30,905

Food Products — 1.4%
Nestle India Ltd.	809	73,679
Tata Global Beverages Ltd.	3,009	8,024

		81,703

Household Products — 0.3%
Jyothy Laboratories Ltd.	5,514	16,678

Independent Power Producers & Energy Traders — 0.8%
NTPC Ltd.	19,463	47,151

Industrial Conglomerates — 1.0%
MAX India Ltd.	19,651	60,435

Internet Software & Services — 0.5%
Just Dial Ltd. (a)	1,462	29,651

IT Services — 18.4%
HCL Technologies Ltd.	5,113	91,155
Infosys Ltd.	8,617	460,488
Tata Consultancy Services Ltd.	9,335	320,740
Tech Mahindra Ltd.	6,359	160,397
Wipro Ltd.	6,798	52,921

		1,085,701

Media — 0.8%
Sun TV Network Ltd.	1,147	7,840
Zee Entertainment Enterprises Ltd.	9,479	41,008

		48,848

Metals & Mining — 3.5%
NMDC Ltd.	33,048	74,574
Sesa Sterlite Ltd.	40,091	131,451

		206,025

Multiline Retail — 0.1%
Future Retail Ltd.	5,687	7,147

Oil, Gas & Consumable Fuels — 11.8%
Bharat Petroleum Corp. Ltd.	24,136	141,152
Cairn India Ltd.	10,390	53,482
Coal India Ltd.	7,132	33,382
Oil & Natural Gas Corp. Ltd.	26,310	125,721
Reliance Industries Ltd.	23,065	343,183

		696,920

Personal Products — 1.7%
Bajaj Corp. Ltd.	22,282	88,795
Emami Ltd.	1,476	11,927

		100,722

Pharmaceuticals — 6.1%
Cadila Healthcare Ltd.	872	9,383
Cipla Ltd.	2,586	17,368

BLACKROCK FUNDS	OCTOBER 31, 2013	1

Consolidated Schedule of Investments (continued)	BlackRock India Fund

Common Stocks	Shares	Value

Pharmaceuticals (concluded)
Dr Reddy's Laboratories Ltd.	4,489	$178,939
Lupin Ltd.	3,553	52,874
Ranbaxy Laboratories Ltd. (a)	3,154	20,017
Sun Pharma Advanced Research Co., Ltd. (a)	10,854	22,975
Sun Pharmaceutical Industries Ltd.	5,745	56,826

		358,382

Real Estate Management & Development — 0.4%
Prestige Estates Projects Ltd.	4,065	9,440
Sobha Developers Ltd.	3,087	15,664

		25,104

Software — 3.0%
NIIT Technologies Ltd.	19,902	90,705
Oracle Financial Services Software Ltd. (a)	1,599	83,406

		174,111

Textiles, Apparel & Luxury Goods — 0.6%
Arvind Ltd.	17,068	29,434
Future Lifestyle Fashions Ltd. (a)	4,462	5,133

		34,567

Thrifts & Mortgage Finance — 2.5%
Housing Development Finance Corp.	10,460	145,345

Tobacco — 3.3%
ITC Ltd.	35,512	193,287

Common Stocks	Shares	Value

Transportation Infrastructure — 0.2%
Adani Ports and Special Economic Zone Ltd.	5,623	$13,307

Wireless Telecommunication Services — 6.4%
Bharti Airtel Ltd.	46,276	276,210
Idea Cellular Ltd.	35,826	100,642

		376,852

Total Long-Term Investments (Cost — $5,126,037) — 96.3%		5,682,590

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.3% (b)(c)	189,178	189,178

Total Short-Term Securities (Cost — $189,178) — 3.2%		189,178

Total Investments (Cost — $5,315,215*) — 99.5%		5,871,768
Other Assets Less Liabilities — 0.5%		29,789

Net Assets — 100.0%		$5,901,557

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,501,097
Gross unrealized appreciation	$686,921
Gross unrealized depreciation	(316,250)
Net unrealized appreciation	$370,671

Notes to Consolidated Schedule of Investments

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	193,664	(4,486)	189,178	$20

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS	OCTOBER 31, 2013	2

Consolidated Schedule of Investments (continued)	BlackRock India Fund

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
10	SGX CNX Nifty Index	Singapore Exchange	November 2013	$126,460	$468

•	For Fund compliance purposes, the Fund's sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks
Auto Components	—	$102,472	—	$102,472
Automobiles	—	216,388	—	216,388
Beverages	—	301,376	—	301,376
Chemicals	$20,281	79,591	—	99,872
Commercial Banks	—	864,835	—	864,835
Construction & Engineering	—	125,175	—	125,175
Construction Materials	38,179	—	—	38,179
Consumer Finance	10,105	98,662	—	108,767
Diversified Financial Services	—	25,689	—	25,689
Electric Utilities	—	66,996	—	66,996
Electrical Equipment	—	30,905	—	30,905
Food Products	73,679	8,024	—	81,703

BLACKROCK FUNDS	OCTOBER 31, 2013	3

Consolidated Schedule of Investments (continued)	BlackRock India Fund

	Level 1	Level 2	Level 3	Total
Common Stocks (concluded):
Household Products	—	$16,678	—	$16,678
Independent Power Producers & Energy Traders	—	47,151		47,151
Industrial Conglomerates	$60,435	—	—	60,435
Internet Software & Services	—	29,651		29,651
IT Services	—	1,085,701	—	1,085,701
Media	—	48,848	—	48,848
Metals & Mining	—	206,025	—	206,025
Multiline Retail	—	7,147		7,147
Oil, Gas & Consumable Fuels		696,920	—	696,920
Personal Products	88,795	11,927	—	100,722
Pharmaceuticals	9,383	348,999	—	358,382
Real Estate Management & Development	—	25,104	—	25,104
Software	83,406	90,705	—	174,111
Textiles, Apparel & Luxury Goods	5,133	29,434	—	34,567
Thrifts & Mortgage Finance	—	145,345	—	145,345
Tobacco	—	193,287	—	193,287
Transportation Infrastructure	—	13,307	—	13,307
Wireless Telecommunication Services	—	376,852	—	376,852
Short-Term Securities	189,178	—	—	189,178
Total	$578,574	$5,293,194	—	$5,871,768

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Equity contracts	$468	—	—	$468

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$15,000	—	—	$15,000
Foreign currency at value	137,128	—	—	137,128

Total	$152,128	—	—	$152,128

BLACKROCK FUNDS	OCTOBER 31, 2013	4

Consolidated Schedule of Investments (concluded)	BlackRock India Fund

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of July 31, 2013, securities with a value of $165,474 were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of October 31, 2013. Therefore, these securities were transferred from Level 2 to Level 1 during the period August 1, 2013 to October 31, 2013.

Certain foreign securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the disclosure hierarchy. As of July 31, 2013, the Fund did not utilize the external pricing service model adjustments as significant market movements did not occur. As of October 31, 2013, securities with a value of $117,530 were systematically fair valued due to significant market movements. Therefore, these securities were transferred from Level 1 to Level 2 during the period August 1, 2013 to October 31, 2013.

BLACKROCK FUNDS	OCTOBER 31, 2013	5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 23, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 23, 2013